As filed with the Securities and Exchange Commission on January 27, 2023

Registration No.	33-73734

811-08264

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 50

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF

1940

Amendment No. 50

TRANSAMERICA VARIABLE FUNDS

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

440 Mamaroneck Avenue

Harrison, NY 10528

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (914) 627-3000

Brian Stallworth, Esquire

Transamerica Financial Life Insurance Company

c/o Office of the General Counsel

440 Mamaroneck Avenue

Harrison, NY 10528

Brian Stallworth, Esquire

Transamerica Retirement Solutions

1801 California St., Suite 5200

Denver, CO 80202

(Name and Address of Agent for Service)

It is proposed that this filing become effective:

          immediately upon filing pursuant to paragraph (b)

          on (date) pursuant to paragraph (b)

          60 days after filing pursuant to paragraph (a)(1)

    X   on May 1, 2023 pursuant to paragraph (a)(1)

If appropriate, check the following box:

          This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant is filing this post-effective amendment (the “Amendment”) for the purpose of revising the prospectus and Statement of Additional Information to reflect the liquidation and removal of the Transamerica Asset Allocation Funds Horizon subaccounts and creating an initial summary prospectus to the prospectus dated May 1, 2022 for the Transamerica Variable Funds contract included in the Registration Statement. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein. Parts A and B filed in Post-Effective Amendment No .47 to the Registration Statement (File No. 33-73734) and Amendment No.47 to the Registration Statement (File No. 811-08264) are hereby incorporated by reference to the extent required by applicable law.

The information in this Prospectus is not complete and may be changed. This Prospectus is contained in a registration statement filed with the Securities and Exchange Commission and we may not sell these securities until that registration statement is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Prospectus

TRANSAMERICA VARIABLE FUNDS

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

GROUP VARIABLE ANNUITY CONTRACTS

Sections 401(a), 401(k), 403(b), 408(IRA), 457 and NQDC

Issued By

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY (“TFLIC”)

440 Mamaroneck Avenue, Harrison, New York 10528; (800) 755-5801

January 27, 2023

This prospectus describes group variable annuity contracts (“Contracts”) that are designed and offered as funding vehicles for retirement plans maintained by state educational organizations, certain tax-exempt organizations, IRA contractholders, and taxed organizations in the case of the Section 401(a) and/or Section 401(k) contracts and corporate nonqualified deferred compensation contracts. It includes the contract’s features, benefits, and risks. The Contract is issued by Transamerica Financial Life Insurance Company.

Participants may allocate amounts contributed and remitted to TFLIC on their behalf under the Contracts (“purchase payments”) to the Subaccounts of the Transamerica Variable Funds, a TFLIC segregated investment account. On October 28, 2022, the Subaccounts of the Transamerica Asset Allocation Variable Funds were liquidated and, as a result, those Subaccounts are no longer available as Investment Options under the Contract.

This prospectus sets forth the basic information that you should know before investing. Please keep this prospectus for future reference.

This prospectus does not constitute an offer to sell or a solicitation of an offer to buy the Contracts in any jurisdiction in which such may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

Neither the Securities and Exchange Commission, U.S. Commodity Futures Trading Commission, nor any State Securities Commission has approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Rights Reserved by TFLIC	28
Unclaimed or Abandoned Property	28
Appendix- Portfolio Companies/ Investment Options Available Under the Contract	29
How To Find Additional Information About Your Contract	31

SPECIAL TERMS

The following is a glossary of key terms used in this prospectus.

Accumulation Account: an account maintained for each Participant in which is recorded the number of Units held for his/her credit.

Accumulation Period: the accumulation period for each Participant is the period during which Purchase Payments may be made on his/her behalf. It begins when the Participant begins participation under the Plan and ends as of his/her Annuity Purchase Date, or earlier termination of his/her Accumulation Account.

Annuity Purchase Date: the date a Participant elects to purchase a Fixed Annuity.

Asset Allocation Funds Account: a segregated investment account of TFLIC which has been designated Transamerica Asset Allocation Variable Funds.

Asset Allocation Funds Subaccounts: Subaccounts of the Asset Allocation Funds Account. These Subaccounts were liquidated on October 28, 2022 and are no longer available as Investment Options.

Code: the Internal Revenue Code of 1986, as amended.

Contract Owner/Contractholder: the individual employer, trust or association to which an annuity contract has been issued.

Contracts: the group variable annuity contracts offered by TFLIC to Contractholders, as described in this prospectus.

Fixed Annuity: an annuity with payments which remain fixed throughout the payment period and which do not reflect the investment experience of a separate account.

NQDC: Non-qualified deferred compensation arrangement available to taxed organizations only.

Participant: an employee participating under a Contract issued to or adopted by his/her employer or an individual participating under a Contract issued to an IRA Contractholder.

Plan: a retirement plan or program under which benefits are to be provided pursuant to a Contract described herein from amounts contributed by the Plan sponsor or by Plan participants.

Purchase Payment: the amount contributed and remitted to TFLIC on behalf of a Participant.

Portfolio Company(ies)/Investment Option(s): collectively or individually, the Transamerica Funds and Calvert VP SRI Balanced Portfolio in which the Subaccounts invest. Also referred to as an Underlying Investment(s).

Subaccount: A subdivision of the separate account that invests exclusively in shares of one portfolio company/investment option.

TAM: Transamerica Asset Management, Inc., a registered investment adviser under the Investment Advisers Act of 1940, as amended, and an affiliate of TFLIC.

TCI: Transamerica Capital, Inc, the principal underwriter, a broker-dealer registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as amended, and an affiliate of TFLIC.

Transamerica Funds: an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended.

Unit: the measure by which the value of an investor’s interest in each Subaccount is determined.

Underlying Investments: collectively or individually, the Transamerica Funds and Calvert VP SRI Balanced Portfolio in which the Variable Funds Subaccounts invest. Also referred to as a Portfolio Company/Investment Option.

Valuation Date: each day that the New York Stock Exchange is open for trading.

Valuation Period: the period between the ending of two successive Valuation Dates.

Variable Funds Account: a segregated investment account of TFLIC which has been designated Transamerica Variable Funds and to which Purchase Payments may be allocated.

Variable Funds Subaccounts: those Subaccounts of the Variable Funds Account that are made available under the Contracts.

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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES AND EXPENSES				Location in Prospectus
Charges for Early Withdrawals	No fee is charged by the Contract for redemption.
Transaction Charges	None			Transfers
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, for your Contract depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annuity Contract Fee Tables And Expense Examples
	Annual Fee	Minimum	Maximum	Annual Contract Charges
	Base Contract	1.10%	1.25%
	Annual Contract Fee[1]	None	$50
	Investment options[2]	0.30%	0.96%
(Portfolio Company fees and expenses)
	Optional Benefit Expenses	None

1 TFLIC does not currently assess an Annual Contract fee.
2 As a percentage of Portfolio Company assets.

To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the Contract.

Annuity Contract Fee Tables And Expense Examples
	Lowest Annual Cost Estimate: $1,577	Highest Annual Cost Estimate: $2,241

	Assumes:	Assumes:
	• Investment of $100,000	• Investment of $100,000
	• 5% annual return	• 5% annual return
	• Least expensive fund fees and expenses	• Most expensive fund fees and expenses
	• No optional benefits	• No optional benefits
	• No sales charges	• No sales charges
	• No additional purchase payments, transfers or withdrawals	• No additional purchase payments, transfers or withdrawals

RISKS				Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.			Principal Risks of Investing in the Contract
Not a Short-Term Investment

This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

The Contract is designed and offered as funding vehicles for retirement plans maintained by state educational organizations, certain tax-exempt organizations,

Principal Risks of Investing in the Contract

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	IRA contractholders, and taxed organizations in the case of the Section 401(a) and/or Section 401(k) contracts and corporate nonqualified deferred compensation contracts.	Federal Income Tax Status
Risks Associated with Investment Choices

An investment in the Contract is subject to the risk of poor investment performance. The investment performance of your Contract can vary depending on the performance of the Subaccounts options that you choose.

Each Subaccount has its own unique risks. You should review the Subaccounts carefully before making an investment decision.

Prospectus of each Portfolio Company/ Investment Option Appendix- Portfolio Companies/Investment Options available under Your Contract
Insurance Company Risks

An investment in the Contract is subject to the risks related to Transamerica Financial Life Insurance Company. Any obligations, guarantees, and benefits under the Contract are subject to our claims-paying ability.

More information about Transamerica Financial Life Insurance Company, including our financial strength ratings, is available by visiting transamerica.com or calling toll-free[(800) 755-5801.

Principal Risks of Investing in the Contract
RESTRICTIONS		Location in Prospectus
Investments	We reserve the right to remove or substitute the Portfolio Companies/Investment Options that are available as Investment Options under the Contract.	Rights Reserved by TFLIC
Optional Benefits	None available.
TAXES		Location in Prospectus

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.

If you purchased the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral

Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1⁄2.

Federal Income Tax Status
CONFLICT OF INTEREST		Location in Prospectus
Investment Professional Compensation

Some investment professionals may receive compensation for selling the Contract to investors in the form of commissions and other incentives. This conflict of interest may influence your investment professional to recommend the Contract over another investment.

Distribution of the Contracts
Exchanges

Some investment professionals may have a financial incentive to offer you a new Contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new Contract rather than continue to own your existing Contract.

Federal Income Tax Status

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OVERVIEW OF THE CONTRACT

Purpose

The Group Variable Annuity Contracts (the “Contracts”) are designed and offered as funding vehicles for retirement plans maintained by state educational organizations, certain tax-exempt organizations, and IRA Contractholders and for taxed organizations in the case of the Section 401(a) and/or Section 401(k) Contracts and Corporate Nonqualified Deferred Compensation (“NQDC”) Contracts.

Phases of the Contract

The Contract, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the Contract. The income phase occurs when you annuitize the Contract and begin receiving regular annuity payments from your Contract. The money you accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

Accumulation Phase. With respect to the Section 401(a), Section 401(k) and NQDC Contracts, the employer and/or the employee will make contributions pursuant to the terms and conditions of the underlying retirement plan. A list of Portfolio Companies/Investment Options in which you can invest is provided in the back of this prospectus. See Appendix: Portfolio Companies/Investment Options Available Under the Contract. Each has its own investment strategies and risks, investment adviser(s), expense ratio, cand performance history.

Annuity (Income) Phase. Unless a Fixed Annuity is elected, a Participant will receive a lump sum payment at the end of the Accumulation Period. If a fixed annuity is chosen, the Participant will receive a stream of income payments.

Contract Features

Accessing Your Money. Subject to applicable federal tax law restrictions, a Participant at any time during his/her Accumulation Period and prior to his/her death may redeem all or a portion of the Units credited to the Accumulation Account. There is no redemption charge.

Death Benefit. If a Participant dies before the Annuity Purchase Date, subject to the terms of any underlying Plan, the Accumulation Account value will be paid to his/her beneficiary.

Loan Provisions. None

Optional Benefits. None

Tax Treatment. You can transfer money between investment choices without tax implications and earnings (if any) on your investments are generally tax-deferred. You are taxed only if you make a surrender or withdrawal

Withdrawal Options. Participant may, at any time during his/her Accumulation Period and prior to his/her death, redeem all or a portion of the Units credited to the Accumulation Account. There is no redemption charge. A withdrawal will generally have federal income tax consequences which may include penalties. Other significant withdrawal restrictions may be imposed by the Code.

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ANNUITY CONTRACT FEE TABLES AND EXPENSE EXAMPLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract.

The first table describes the fees and expenses that you will, directly or indirectly pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract value between Investment Options. State premium taxes may be deducted upon the purchase of a Fixed Annuity under the Contract.

Transaction Expenses

Sales Load On Purchase Payments	0%

Maximum Surrender Charge (as a % of premium payments surrendered)	0%

Exchange Fee	$0

The following table shows the fees and expenses that you will pay each year during the time that you own the Contract not including the fees and expenses of the Underlying Investments.

Annual Contract Expenses:

Base Contract Annual Expenses (as a percentage of average account value)
Annual Contract Fee	$ 50(1)
Base Contract Fee	1.25%(2)

(1)

TFLIC reserves the right to deduct an annual contract charge from a Participant’s Accumulation Account in accordance with the provisions of the Contracts. TFLIC has no present intention to impose such a charge, but it may do so in the future.

(2)	TFLIC currently charges mortality and expense risk fees of 1.10% and reserves the right to charge maximum mortality and expense risk fees of up to 1.25% upon notice.

The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Contract. A complete list of the Portfolio Companies available under the Contract, including their annual expenses, may be found under Appendix: Portfolio Companies/Investment Options Available Under the Contract.

Annual Portfolio Company Expenses(1)	Minimum	Maximum
Expenses (expenses that are deducted from Underlying Investment assets, including management fees, distribution and/or service and 12b-1 fees, and other expenses)	[ ]%	[ ]%

(1)	The expenses shown are those incurred for the year ended October 31, 2021, Current or future expenses may be greater or less than those shown.

Expense Example:

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include separate account annual expenses and the fees and expenses of the Underlying Investments.

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If you (i) surrender your Contract at the end of the applicable time period, (ii) annuitize at the end of the applicable period or (iii) do not surrender your Contract, you would pay the following expenses on a $100,000 investment. These examples assume a 5% return each year (this assumption is required by the SEC and is not a prediction of any Subaccount’s future performance). These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown.

The following example is based on fees before waivers and reimbursements and reflects the imposition of the maximum mortality and expense risk charge (1.25%) which may be imposed by TFLIC, and investing in the Portfolio Company with the maximum expenses (0.96%).

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$[ ]	$[ ]	$[ ]	$[ ]

The subaccounts available through the Asset Allocation Variable Funds account were liquidated on October 28, 2022 and are no longer available for Purchase Payment or Contract Value transfers. Please see “Transamerica Asset Allocation Variable Fund (No Longer Available for Allocations)” for more information about the liquidation

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

There are risks associated with investing in the Contract. The Contract is a “variable” annuity because the value of your Contract can go up or down based on the performance of your Subaccounts. When you invest in the Separate Account, the amount of money you are able to accumulate in your Contract during the accumulation phase depends upon the performance of your Subaccounts and each Subaccount may have its own unique risks. You could lose the amount you allocate to a Subaccount.

Risks of an Increase in Current Fees and Expenses. Certain fees and expenses are currently assessed at less than their guaranteed maximum levels. In the future, these charges may be increased up to the guaranteed (maximum) levels.

Investment Risk. You bear the risk of any decline in the Contract value caused by the performance of the Underlying Investments held by the Subaccounts. Those investments could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each Underlying Investment. This risk could have a significant negative impact on the value of certain benefits offered under the Contract. The investment risks described in the prospectuses are for the Underlying Investments.

Risks of Managing General Account Assets. The general account assets of the Company are used to support the payment of guaranteed benefits under the Contract. To the extent that the Company is required to pay amounts in addition to the Contract Value, such amounts will come from our general account assets. You should be aware that the general account assets are exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk, and are also subject to the claims of the Company’s general creditors. The Company’s financial statements contained in the Statement of Additional Information include a further discussion of risks inherent in the general account investments.

Insurance Company Insolvency. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that exceed the assets in the separate account that we promise.

Tax Consequences. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals are generally restricted prior to age 59 1⁄2, otherwise, a tax penalty may apply. The ultimate effect of federal income taxes on payments and on the economic benefit to the Participant, annuitant, payee and beneficiary depends on the tax and employment status of the individual concerned.

Cyber Security and Business Continuity Risks. Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud,

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information security failures, processing errors, cyber intrusion, loss of data, and breaches of regulation may lead to a materially adverse effect on our administration of the Contract. We cannot assure you that interruptions, failures, or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. Also, our business operations may be adversely affected by volatile natural and man-made disasters, including (but not limited to) hurricanes, earthquakes, terrorism, civil unrest, geopolitical disputes, military action, fires and explosions, pandemic diseases, and other catastrophes. Such events may impact the availability and capacity of our key personnel and may have a materially adverse effect on our administration of the Contract. See “Non-Principal Risks of Investing in the Contract” in the SAI for additional information.

Market Risks. The market values of the Portfolio Companies’ securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions. See “Non-Principal Risks of Investing in the Contract” in the SAI for additional information.

TRANSAMERICA LIFE INSURANCE COMPANY, THE SEPARATE ACCOUNTS, AND THE PORTFOLIO COMPANIES

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in all states and the District of Columbia.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the policies.

FINANCIAL CONDITION OF THE COMPANY

The benefits under the Contract are paid by Transamerica Financial Life Insurance Company from its general account assets and/or your cash value held in the Company’s separate account. It is important that you understand that payment of the benefits is not assured and depends upon certain factors discussed below. TFLIC’s principal place of business is 440 Mamaroneck Avenue, Harrison, NY 10528; (800) 755-5801.

Assets in the Separate Account. You assume all of the investment risk for your  cash value that is allocated to the Subaccounts of the separate account. Your cash value in those Subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. See “The Separate Accounts.”

Assets in the General Account. Any guarantees under the Contract that exceed the value of your Accumulation Account, such as those associated with the Contract’s death benefit, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the Contract in excess of Subaccount value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the Policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a

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specified amount of reserves in order to meet all the contractual obligations of our general account to our Contract Owners. We monitor our reserves so that we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and cash value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our Contract Owners or to provide the collateral necessary to finance our business operations.

How to Obtain More Information. We encourage Contract Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance, as well as the financial statements of the separate account, are located in the Statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at www.sec.gov. Our financial strength ratings, which reflect the opinions of leading independent rating agencies of Transamerica’s ability to meet its obligations to its Contract Owners, are available on our website (www.transamerica.com/individual/what-we-do/about-us/financial-strength) and the websites of these nationally recognized statistical ratings organizations—A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com), and S&P Global (www.standardandpoors.com).

THE SEPARATE ACCOUNTS

Transamerica Variable Funds.

Transamerica Variable Funds (the “Variable Funds Account”) was established by TFLIC under New York Insurance Law on November 30, 1993 as a separate account. The Variable Funds Account will hold assets that are segregated from all of TFLIC’s other assets and at present are used only to support Contracts for which Purchase Payments have been allocated to the Variable Funds Account. TFLIC is the legal holder of the assets in the Variable Funds Account and will at all times maintain assets in the Variable Funds Account with a total market value at least equal to the contract liabilities for the Variable Funds Account. The obligations under the Contracts are obligations of TFLIC. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Funds Account, are, in accordance with the Contracts, credited to or charged against the Variable Funds Account without regard to other income, gains, or losses of TFLIC. The assets in the Variable Funds Account may not be charged with liabilities which arise from any other business TFLIC conducts. The Variable Funds Account assets may include accumulation of the charges TFLIC makes against a Contract participating in the Variable Funds Account. From time to time, any such additional assets may be transferred in cash to TFLIC’s general account.

The Variable Funds Account is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the management or investment policies or practices of the Variable Funds Account. For state law purposes, the Variable Funds Account is treated as a part or division of TFLIC.

Transamerica Asset Allocation Variable Fund (No Longer Available For Allocations)

The Asset Allocation Variable Account was established by TFLIC under New York Insurance Law on April 15, 1996 as a non-diversified separate account. The Asset Allocation Funds Account is currently registered with the SEC under the 1940 Act as a management investment company, which is a type of investment company. This does

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not involve any supervision by the SEC of the management or investment policies or practices of the Asset Allocation Funds Account. For state law purposes, the Asset Allocation Funds Account is treated as a part or division of TFLIC.

Historically, The Transamerica Asset Allocation Funds Subaccounts were available as direct investments under the Contract. These included: the Short Horizon Subaccount, the Intermediate Horizon Subaccount and the Intermediate/Long Horizon Subaccount (the “Horizon Subaccounts”). Each Horizon Subaccount was a managed account for which Transamerica Asset Management, LLC (“TAM”) served as the investment adviser. The Horizon Subaccounts, in turn, invested in certain of the other Subaccounts (those that are available through the Variable Funds Account) available under the Contract. A Participant who invested in a Horizon Subaccount had indirect interests in the Subaccounts in which that Horizon Subaccount invested.

On June 28, 2022, the Managing Board of the Transamerica Asset Allocation Variable Funds (the “Asset Allocation Funds Account”) approved the liquidation and dissolution (“Liquidation”) of each Horizon Subaccount. Subsequently, on October, 28, 2022, the Asset Allocation Funds Subaccounts were liquidated. Immediately following the Liquidation, the Liquidation proceeds were invested in units of the Subaccounts (of the Variable Funds Account) in the same amounts, and allocations were in the same percentages, as the target allocations immediately prior to the Liquidation. There was no change in the total value credited to each Participant among the Subaccounts although the values and allocations in the Subaccounts were now invested directly in such Subaccounts, rather than indirectly through the “Horizon Subaccounts”).

Following the Liquidation, TFLIC filed with the Securities and Exchange Commission (SEC) an application to deregister the Asset Allocation Funds Account as an investment company under the 1940 Act. Until an order granting such deregistration is issued, TFLIC, on behalf of the Asset Allocation Funds Account, will continue to make any required filings and reports with the SEC. In this regard, we have updated and filed with the SEC this prospectus for the Asset Allocation Funds Account despite the fact that the Horizon Subaccounts are no longer for sale, no longer hold any assets, and are longer operational.

A description of the Asset Allocation Funds historical policies and procedures with respect to disclosure of its portfolio securities is available in the Statement of Additional Information.

Management of the Asset Allocation Funds. TAM managed the Asset Allocation Funds Subaccounts until their liquidation on October 28, 2022. TAM managed the Subaccounts in accordance with and subject to such policies established by the Board of Directors of TFLIC and pursuant to the Investment Advisory Agreement with TFLIC.

TAM is directly owned by Transamerica Life Insurance Company (“TLIC”) (77%) and AUSA Holding, LLC (“AUSA”) (23%), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group. Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Voting Rights. To the extent required by law, TFLIC will vote the interests in the Underlying Investments held in a Subaccount in accordance with the instructions received from Contractholders. The Contractholders will instruct TFLIC in accordance with the instructions received from Participants .

The Asset Allocation Funds Subaccounts have been liquidated. As a result, there are no longer Contractholders with any voting rights with regard to the Horizon Subaccounts.

The assets held in the Variable Funds Subaccounts will be invested in the Transamerica Funds or the Calvert Series, as applicable. TFLIC is the legal holder of the interests and shares held in a Variable Funds Subaccount and as such has the right to vote to elect the governing boards of Transamerica Funds and Calvert, Inc., to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund, and to vote upon any other matter that may be voted upon at a shareholders’ meeting. To the extent required by law, TFLIC will vote at regular and special shareholder meetings in accordance with the instructions received

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from Contractholders. TFLIC will furnish Contractholders with the proper forms to enable them to give these instructions. The record date for any such vote shall be selected by the governing boards of Transamerica Funds or the Calvert Series.

Each Contractholder will have the equivalent of one vote per $100 of the dollar value of the Accumulation Accounts in a Contract held in each Variable Funds Subaccount, with fractional votes for amounts less than $100. These votes are converted into a proportionate number of votes in beneficial interests in shares of a Portfolio Company. Interests held in each Variable Funds Subaccount for which no timely instructions from Contractholders are received will be voted by TFLIC in the same proportion as those interests in that Subaccount for which instructions are received. Accordingly, it is possible for a small number of Contractholders (assuming there is a quorum) to determine the outcome of a vote, especially if they have large contract values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so. Shares owned by the insurance company and its affiliates will also be proportionately voted Should applicable federal securities laws or regulations permit, TFLIC may elect to vote in its own right.

A Participant will have the right to instruct the Contractholder with respect to interests in the Underlying Investment attributable to his/her portion of the Accumulation Account held in each Variable Funds Subaccount. Each Participant under the Contract shall receive a statement of the amount attributable to his/her participation in each Variable Funds Subaccount and stating his/her right to instruct the Contractholder as to how to vote such interest. TFLIC will provide voting instruction materials to the Contractholder and to the Participants.

The Contractholder shall provide voting instructions to TFLIC with respect to interests attributable to the Accumulation Account values held in each Variable Funds Subaccount in accordance with instructions received by Participants. For interests for which no timely instructions from Participants are received, the Contractholder will instruct TFLIC to vote these interests in the same proportion as those shares for which instructions from Participants are received.

Matters on which the Contractholder may give voting instructions include the following: (1) election of the governing boards of Portfolio Companies; (2) ratification of the independent accountant of a Portfolio Company corresponding to the Contractholder’s selected Subaccount(s); (3) approval of changes in the Investment Advisory Agreement for a Portfolio Company corresponding to the Contractholder’s selected Subaccount(s) with certain exceptions; (4) any change in the fundamental investment policies of a Portfolio Company corresponding to the Contractholder’s selected Subaccount(s); and (5) any other matter requiring a vote of the investors of a Portfolio Company. With respect to approval of the Investment Advisory Agreements or any change in a fundamental investment policy, Contractholders participating in the affected Subaccount will vote separately on the matter pursuant to the requirements of Rule 18f-2 under the 1940 Act.

General. TFLIC may, if required by state insurance officials, disregard voting instructions if those instructions would require voting to cause a change in the subclassification or investment objectives or policies of one or more of the Underlying Investments or the Variable Funds Subaccounts, or to approve or disapprove an investment adviser or principal underwriter for one or more of the Variable Funds Subaccounts. In addition, TFLIC may disregard voting instructions that would require changes in the investment objectives or policies of any of the Underlying Investments or the Variable Funds Subaccounts or in an investment adviser or principal underwriter, if TFLIC reasonably disapproves those changes in accordance with applicable federal regulations. If TFLIC disregards voting instructions, it will advise Contractholders and Participants of that action and its reasons for the action in the next semiannual report to Contractholders and Participants.

THE PORTFOLIO COMPANIES

There are currently thirteen Subaccounts within the Variable Funds Account which are available for allocation of Purchase Payments under the Contracts. The Calvert Series Subaccount invests only in the Calvert VP SRI Balanced Portfolio (the “Calvert Series”), a series of Calvert Variable Series, Inc. (“CVS”), an open-end management investment company registered with the SEC under the 1940 Act. The other Variable Funds Subaccounts invest in corresponding series of Transamerica Funds, each an open-end diversified management investment company registered with the SEC under the 1940 Act. A description of each Portfolio Company, its investment objectives, policies and restrictions, its expenses, the risks attendant in investing therein and other

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aspects of its operations are contained in their respective prospectuses . Each Participant should periodically consider his/her allocation among the Variable Funds Subaccounts in light of current market conditions and the investment risks attendant to investment in the various Underlying Investments.

Information regarding each Portfolio Company including (i) its name (ii) its investment objective (iii) its investment adviser and any sub-investment adviser (iv) current expenses and (v) performance is available in the Appendix- Portfolio Companies/Investment Options Available Under the Contract. Each underlying fund portfolio has issued a prospectus that contains more detailed information about its investment holdings, including a description of investment risks. You may obtain a free copy of the underlying fund portfolio prospectuses by contacting our Administrative Office at (800) 755-5801 or by visiting our website at transamerica.com

CHARGES

Following is a discussion of various charges under the Contract.

CHARGES FOR MORTALITY AND EXPENSE RISKS

The maximum daily charges against the Variable Funds Subaccounts for mortality and expense risks assumed by TFLIC are computed and deducted from the value of the net assets of the Variable Funds Subaccounts. The maximum daily charge will be at the rate of 0.003425% (equivalent to an annual rate of 1.25%) of the average daily net assets of the Variable Funds Subaccounts. The daily charge will be deducted from the net asset value of each Variable Funds Subaccount on each Valuation Date. Where the previous day (or days) was not a Valuation Date, the maximum deduction on the Valuation Date will be 0.003425% multiplied by the number of days since the last Valuation Date. The sum of these charges on an annual basis will not exceed 1.25% of the average net assets invested in the Variable Funds Subaccounts. Of this charge, TFLIC estimates that 0.80% is for mortality risk and 0.45% is for expense risk. The daily charge from the Variable Funds Subaccounts, based on an annual mortality and expense risk rate of 1.10% (0.70% for mortality risks and 0.40% for administrative expense risks) is 0.0030137%.

The mortality risk is that individuals may live for a longer period of time than projected and therefore a greater amount of annuity benefits than projected will be payable. The expense risk is that expenses incurred in issuing and administering the Contract will exceed the administrative expense charge provided in the Contract. TFLIC believes that this level of charge is within the range of industry practice for comparable group variable annuity contracts.

Sales distribution expenses and any other expenses in excess of the described charges will be paid from TFLIC’s general account and not directly from any Subaccount or from the mortality and expense risk charges. However, asset charges for TFLIC’s assumption of mortality and expense risks might be a source of contribution to the surplus in TFLIC’s general account.

ANNUAL CONTRACT CHARGE

TFLIC reserves the right to deduct an annual contract charge from a Participant’s Accumulation Account to reimburse TFLIC for administrative expenses relating to the maintenance of the Contracts. TFLIC has no present intention to impose such a charge; however, TFLIC may, in the future, impose such a charge in accordance with the provisions of the Contracts. Any such annual charge will not exceed $50. TFLIC also reserves the right, if such a charge is imposed, to waive, on a temporary or permanent basis, all or part of such charge for certain classes of Contracts or for certain new classes of Contracts which may be sold in the future where circumstances exist that result in differences in TFLIC’s costs or in the services required from TFLIC. For example, waivers may be granted for Contractholders with large numbers of participants with large account balances or for Contractholders which assume certain administrative expenses which TFLIC would otherwise bear. If imposed, this charge would represent reimbursement for administrative costs expected to be incurred over the life of the Contracts. TFLIC does not anticipate any profit from this charge.

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PORTFOLIO COMPANY CHARGES

Variable Funds Subaccounts. Because the Variable Funds Subaccounts purchase interests in the Underlying Investments, the net assets of the Variable Funds Subaccounts will reflect the investment management fees and other expenses incurred by the Underlying Investments, as applicable.

•

TAM serves as the investment adviser to each Transamerica Fund. For information with respect to the arrangements under which TAM provides such advisory services, including charges and arrangements with sub-advisers, see the prospectus for each Portfolio Company.

•

Calvert Research and Management. (“CRM”) (1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009) is the investment adviser to the Calvert Series and provides day-to-day investment management services to the Calvert Series. CRM is part of Morgan Stanley Investment Management, the asset management division of Morgan Stanley. As of March 31, 2022, CRM was the investment adviser for 36 mutual fund portfolios and had approximately $37.6 billion in assets under management. CRM uses a team approach to its management of the Calvert Series. Information about the Calvert Series’ portfolio management team, as well as the investment management fees charged by CRM is contained in the Calvert Series prospectus.

COMMISSIONS

The Company no longer pays commission compensation on sales of the Contracts.

PREMIUM TAX

Under the laws of certain jurisdictions, premium taxes are payable upon the purchase of a Fixed Annuity under the Contract. Any charges for applicable premium taxes will generally be deducted when the Accumulation Account under a Contract is applied to purchase an annuity. Under present laws, the range of premium taxes is from 0% to 3.5%. The laws of the various jurisdictions relating to annuity taxes and the interpretations of such laws are subject to changes which may affect the deductions, if any, under the Contracts for such taxes.

THE ANNUITY

ELIGIBLE PURCHASERS

Each form of Contract is available for purchase by organizations eligible to maintain the particular type of underlying Plan. The purchaser is responsible for determining its eligibility to maintain any particular type of underlying Plan. Governmental tax-exempt organizations may purchase a Section 457 Contract. State educational organizations and organizations that qualify for tax-exempt status under Code Section 501(c)(3), including associations thereof that qualify for tax-exempt status under Code Section 501(c)(3), are eligible purchasers of 403(b) Contracts. In addition, any organization qualifying as an IRA Contractholder may purchase or hold an IRA Contract. Any type of tax-exempt organization as well as taxed subsidiaries of tax-exempt organizations and taxed stand-alone organizations may purchase a Section 401(a) Contract but generally only non-governmental tax-exempt organizations as well as taxed organizations may purchase a Section 401(k) or an NQDC Contract.

OWNERSHIP

The organization purchasing or holding a Contract is the owner of the Contract for the benefit of the Participants. The Contract will cover all eligible Participants under a Plan. Each Participant will receive a certificate at the time his/her first annuity payment becomes payable, or earlier, if required by applicable law. The certificate summarizes the Participant’s benefits under the Contract.

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PURCHASE PAYMENTS

The Section 401(a), Section 401(k), Section 457 and NQDC Contracts will accept employer and/or employee contributions pursuant to the terms and conditions of the underlying retirement Plan. As to the Section 403(b) Contract, the employer will make Purchase Payments in accordance with a salary reduction agreement or an agreement to forego a salary increase, except with respect to employer-sponsored Section 403(b) Plans under which the employer will make contributions pursuant to the underlying retirement Plan. In the case of the Section 408 IRA Contract, Purchase Payments will be made by the employer on behalf of and as determined by each participating employee pursuant to a salary reduction agreement or by the Participant. An Accumulation Account will be established for each Participant which will record the number of Units held in each Subaccount. Purchase Payments to the Variable Funds Account may be allocated among any of the Variable Funds Subaccounts.

All Purchase Payments credited to an Accumulation Account are vested and non-forfeitable. However, Purchase Payments made by employers, including all such payments made under a Section 401(a) Contract, which are not the result of a reduction in salary or a give up in salary agreement, under an employer-sponsored Plan may be forfeitable but are generally subject to the vesting requirements, where applicable, of the Employee Retirement Income Security Act of 1974, as amended. In general, all Purchase Payments made to NQDC and Section  457 Contracts may be forfeitable even though partially or fully vested.

EMPLOYER SPONSORED PLAN REQUIREMENTS

Since the Contracts are intended to implement the Plans of eligible purchasing organizations and since such Plans may be sponsored by employers or associations who may have their own desires regarding certain Plan details and the manner in which the Plan is to be administered, there will be some variations in details in the Contract and Plan to reflect such desires. Reference to the provisions of the Plan in which the individual is a Participant must be made in all cases for additional information

Rights of the Participant Under the Contract. There are no required Purchase Payments to be made under the Contract, and there is no specified limitation on the amount of Purchase Payments that may be so made. Except for the 15 days prior to a Participant’s Annuity Purchase Date during which no Purchase Payments will be accepted by TFLIC, during a Participant’s Accumulation Period Purchase Payments may be made in the amount authorized by the Participant or the terms of the underlying Plan. The Contract permits the Participant to elect his/her Annuity Purchase Date, to allocate Purchase Payments, to redeem all or a portion of the Units in his/her Accumulation Account, to designate beneficiaries, and to elect Fixed Annuity options, except that employer-sponsored Plans may affect these rights.

During a Participant’s Accumulation Period, one’s rights and those of the Contractholder or IRA Contractholder shall be as set forth in the Contract and Plan. On and after the Annuity Purchase Date, or on the Participant’s death, if earlier, all rights, as specified in the Contract and Plan, shall belong to the Participant or beneficiary as the case may be.

RIGHTS UPON SUSPENSION OF CONTRACT OR TERMINATION OF PLAN

403(b) Contract

In the event that the making or receipt of all Purchase Payments under certain 403(b) Contracts is discontinued or a Contractholder terminates its Plan or discontinues Purchase Payments for a Participant, TFLIC shall give written notice thereof to the appropriate Participant(s) together with notice of the right of the Participant to elect to have the value of his/her Accumulation Account applied under one of the following options: (1) to be held and distributed by TFLIC in accordance with the terms of the Contract, (2) to be paid to him/her in cash, or (3) in the event of suspension of the Contract or termination of the Plan, to be transferred to an alternate funding agency (e.g., another insurance company). Certain other 403(b) Contracts require the Contractholder, not TFLIC, to give written notice thereof to Participants.

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401(a) Contract/401(k) Contract and NQDC Contracts

If the Contractholder terminates its Plan or discontinues Purchase Payments, it is the Contractholder’s responsibility, and not TFLIC’s, to give written notice thereof to the affected Participants. In such cases, the Contractholder shall elect to have the entire balance held under the Contract applied under one of the following options: (1) to be held and distributed by TFLIC in accordance with the terms of the Contract; (2) to be transferred to an alternate funding agency (e.g., another insurance company); or (3) to purchase deferred, paid-up life annuity benefits for Participants.

457 and 408(IRA) Contracts

If the Contractholder or IRA Contractholder terminates its Plan or discontinues Purchase Payments for a Participant, TFLIC shall give written notice thereof to the appropriate Participant(s) together with notice of the right of the Participant to elect to have the value of his/her Accumulation Account applied under either of the following options: (1) to be held and distributed by TFLIC in accordance with the terms of the Contract or (2) to be paid to him/her in cash, except that, under the terms of certain 457 Contracts, the Contractholder, not TFLIC, shall give notice to affected Participants.

FAILURE OF QUALIFICATION

In the event that a Plan, Contractholder or IRA Contractholder or a Participant thereunder becomes ineligible for any previously applicable tax benefits under the Code, TFLIC upon notice thereof shall refuse during the period of such ineligibility to accept Purchase Payments with respect to that Plan or Participant.

TRANSFERS

No transfers may be made between any of the Contracts; however, the following transfers are permissible with respect to each Contract.

401(a), 401(k), 403(b), 457, 408(IRA) and NQDC Contracts

A Participant may transfer all or a portion of his/her Accumulation Account in the Transamerica Variable Funds among the various Subaccounts of that Account. No transfer charges are imposed, and there is no limit to the number of transfers permitted, subject to applicable restrictions designed to prevent market timing activity. While TFLIC has no present intention to do so, TFLIC reserves the right to impose transfer charges at a later date.

Transfers from the Section 403(b), 401(a) and (k) and NQDC Group Fixed Annuity Contracts to a Participant’s Accumulation Account under the Transamerica Variable Funds Contracts may be limited to the Subaccounts which invest in the Balanced II Fund, Large Value Opportunities Fund, Large Core Fund, Large Growth Fund, Small Cap Growth Fund , Small Cap Value Fund, International Equity or Calvert Series Fund. Transfers from the Section 403(b), 401(a) and (k) and NQDC Group Fixed Annuity Contracts to a Participant’s Accumulation Account under the Transamerica Asset Allocation Funds Contracts may be limited to the Intermediate Horizon Subaccount or the Intermediate/Long Horizon Subaccount.

Certain other restrictions which apply to transfers from the TFLIC Section 403(b), Section 401(a), Section 401(k), NQDC and Section 408(IRA) Group Fixed Annuity Contracts to the Transamerica Variable Funds Contracts or the Transamerica Asset Allocation Funds Contracts are contained in the TFLIC Section 403(b) and Section 401(a) and NQDC and 408(IRA) Group Fixed Annuity Contracts.

Transfers may be made in writing or by telephoning (800) 755-5801. Transfers are effective within 48 hours of receipt of instructions. All Participants should be aware that a transfer authorized by telephone and reasonably believed to be genuine by TFLIC may subject the Participant to risk of loss if such instruction is subsequently found not to be genuine. TFLIC will employ reasonable procedures, including requiring Participants to give certain identification information and tape recording of telephone instructions, to confirm that instructions communicated by telephone are genuine. To the extent that TFLIC fails to use reasonable procedures to verify the genuineness of telephone instructions, TFLIC may be liable for any losses due to telephone instructions that prove to be fraudulent

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or unauthorized.

CREDIT AND ALLOCATION OF PURCHASE PAYMENTS

Each Participant must direct Purchase Payments to the Variable Funds Account. Each Participant must also designate Subaccounts within the Account to which Purchase Payments will be directed. Purchase Payments will be credited to the Subaccounts designated by the Participant in the form of Units. The number of Units credited will not change but the dollar value of a Unit will vary depending upon the investment experience of the Underlying Investment, as appropriate.

TRANSFERS

A Participant may transfer Units back and forth among the various Variable Funds to the extent permitted under the transfer or exchange procedures of any Underlying Investment in which a Variable Funds Subaccount is invested. In any case, no transfer charges are imposed, and there is no limit to the number of transfers, subject to the limitations described in the following section. TFLIC may impose transfer charges at a later date. Transfers may be made in writing or by telephone by calling (800) 755-5801. TFLIC reserves the right to discontinue allowing telephone transfers.

FREQUENT ALLOCATIONS OF PURCHASE PAYMENTS

Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of a mutual fund’s portfolio by its portfolio manager, increase portfolio transaction costs, and may also have a negative effect on the long term participants in the segregated investment accounts that invest in the underlying mutual funds. For example, in order to handle large flows of cash into and out of the underlying mutual fund, the portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the fund’s investment objective. Frequent trading may cause a fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from a fund’s performance. In addition, the return received by long term participants may be reduced when allocations by other participants are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that a fund’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the fund’s portfolio securities. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

Because of the potential harm to the Variable Funds and its long term participants, the Adviser has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the Account may limit additional allocations of purchase payments directed to the Account by Participants who are believed by the manager to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent allocations of purchase payments. For this reason, the Adviser has not adopted any specific restrictions on allocations of purchase payments, but the Account reserves the right to reject any allocation with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Adviser believes to be market timing, the Adviser will seek to block future allocations of purchase payments by that account. Where surveillance of a particular account indicates activity that the Adviser believes could be either abusive or for legitimate purposes, the Account may permit the account holder to justify the activity.

The Account’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Boards reserve the right to modify these or adopt additional policies and restrictions in the future. Participants should be aware, however, that any surveillance techniques currently employed by the Accounts or other techniques that may be adopted in the future, may not be effective. Shares of the Account are offered exclusively to fund certain insurance contracts, and insurance companies typically hold shares for a number of insurance contracts in a single account.

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As noted above, if the Account is unable to detect and deter trading abuses, the Account’s performance, and its long term Participants, may be harmed. In addition, because the Account has not adopted any specific limitations or restrictions on allocations of purchase payments, Participants may be harmed by the extra costs and portfolio management inefficiencies that result from frequent allocations of purchase payments, even when the allocations are not for abusive purposes. The Account will provide advance notice to Participants and prospective Contractholders of any specific restrictions on allocations of purchase payments that the Account may adopt in the future. Because the Account applies its policies in a discretionary manner, different account holders may be treated differently, which could result in some account holders being able to engage in frequent trading while others bear the costs and effects of that trading.

Additionally, the Account has adopted policies and procedures to prevent the selective release of information about the underlying mutual funds’ portfolio holdings, as such information may be used for market-timing and similar abusive practices. A description of the Accounts’ policies and procedures with respect to the disclosure of portfolio securities is contained in the SAI.

PAYMENT OPTIONS

Unless a Fixed Annuity is elected, a Participant will receive a lump sum payment at the end of the Accumulation Period. The Contracts may provide for several Fixed Annuity options: Life Annuity, Life Annuity With Period Certain, Specified Fixed Period Annuity, Contingent Annuity and Contingent Annuity With Period Certain. For NQDC, an installment payment option may also be available.

The Accounts. Purchase Payments under the Contracts are allocated to the segregated investment account of Transamerica Financial Life Insurance Company, which has been designated the Transamerica Variable Funds (the “Variable Funds Account”).

ANNUITY PERIOD

ANNUITY PAYMENT OPTIONS

With respect to Section 403(b), Section 457 and Section 408(IRA) Contracts, unless a Fixed Annuity as described below is elected, payment to the Participant shall be made at the end of his/her Accumulation Period in a lump sum calculated in the same manner as if a total withdrawal request of one’s Accumulation Account had been received by TFLIC on his/her Annuity Purchase Date. See above for “Redemption During the Accumulation Period”. However, Section 401(a), Section 401(k) and NQDC Contracts provide the funding for the Plans and reference to the particular Plan must be made in each case for details. For example, tax-qualified Plans must generally provide by law that in the case of a married Participant who does not properly elect otherwise, retirement annuity benefits will be paid in the form of a contingent annuity with a survivorship annuity benefit for the surviving spouse at least equal to 50% of the amount which would have been payable if the Participant were living. For NQDC Contracts, the employer may also provide for installment payments without the purchase of an annuity.

ANNUITY PURCHASE DATE

The Annuity Purchase Date is the first day of the month coincident with or following the receipt by TFLIC of written notice, submitted through the Participant’s employer, of the Participant’s retirement (i.e., the termination of employment with his/her employer). Subject to the terms of the Plan, a Participant may elect to retire at any time and receive annuity benefits. As a general rule for Participants in an employer-sponsored plan, benefits must begin by the later of April 1 of the calendar year following the year in which the Participant attains age 72 (or age 70 1⁄2 if Participant attained age 70 1⁄2 before 1/1/2021) or retires, at which time an election to receive an annuity or lump sum benefit must be made. For IRA Participants, benefits must begin by April 1 of the year following they year they reach age 72 (or 70 1⁄2 if they attained age 70 1⁄2 before 1/1/2021). In the case of a beneficiary who elects a Fixed Annuity, the Annuity Purchase Date will be the first day of the month following receipt by TFLIC of the election of a Fixed Annuity; however, if any election is received during the last 15 days of a month, the Annuity Purchase Date will be the first day of the second month after receipt of the election. For Section 408(IRA)

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Contracts, the Annuity Purchase Date is the date the annuity first begins under the terms of the IRA Contract.

FIXED ANNUITY

Fixed Annuity payments are not made from the Variable Funds Account, but are made from the general account of TFLIC which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, Fixed Annuity payments and interests in the general account have not been registered under the Securities Act of 1933, as amended, (the “1933 Act”) , nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures regarding Fixed Annuity payments and the general account in this prospectus, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

A Fixed Annuity may not be elected if the initial monthly payment under the form elected would be less than $20. Fixed Annuity payments will be made monthly unless the annuitant elects to receive payments annually, semi-annually or quarterly. Any such election must be made at the same time that the annuitant elects to receive a Fixed Annuity and cannot be changed during the annuity period. Once a Fixed Annuity takes effect, it may not be redeemed, surrendered or changed to any other form of annuity.

FIXED ANNUITY OPTIONS

The following Fixed Annuity options may be available:

(i)

Life Annuity — Annuity payments will be made during the lifetime of the annuitant. It would be possible for the annuitant to receive no annuity payment if the annuitant died prior to the date of the first annuity payment. Life Annuity With Period Certain — Annuity payments will be made during the lifetime of the annuitant with the guarantee that if the annuitant dies before a period certain elected, the beneficiary will receive payments for the duration of the period. The period certain may be 5, 10, 15 or 20 years.

(ii)

Specified Fixed Period Annuity — Annuity payments will be made for a specified fixed period selected by the annuitant. If the annuitant dies during the specified fixed period, the annuity payments for the remainder of the period will be paid to the beneficiary. No annuity payments are made after the expiration of the specified fixed period even if the annuitant survives. The specified fixed period may be for 10, 15, 20, 25 or 30 years.

(iii)

Contingent Annuity — Annuity payments will be made during the joint lifetimes of the annuitant and a designated second person (“contingent annuitant”) with payments continued during the remaining lifetime of the contingent annuitant. At the time of electing a contingent annuity, the participant may elect that the annuity payments to the contingent annuitant be made in the same amount paid while both annuitants lived or a lesser percentage (such as 50%) of this amount. For Section 401(a) and/or Section 401(k) Contracts, in the absence of a proper election by the Participant, a contingent annuity with a survivorship annuity benefit for the surviving spouse at least equal to 50% of the amount which would have been payable if the Participant were living will be the normal form of benefit.

If the contingent annuitant dies before the first annuity payment to the annuitant, the contingent annuity election will be void and the annuitant will receive a Life Annuity. If the contingent annuitant dies after the first annuity payment to the annuitant, but before the death of the annuitant, annuity payments under the Contingent Annuity election will be made to the annuitant during his/her lifetime. If the annuitant and the contingent annuitant die before the date of the first annuity payment, no annuity payments will be made.

(iv)

Contingent Annuity With Period Certain — Annuity payments will be made during the joint lifetimes of the annuitant and a designated second person (“contingent annuitant”). At the time of electing a Contingent Annuity, the participant may elect that the annuity payments to the contingent annuitant be made in the same amount paid while both annuitants lived or a lesser percentage (such as 50%) of this amount. Annuity payments will be made for a period certain of 5, 10, 15 or 20 years. In the event both

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annuitants die before the end of the period certain, payments will be made to the designated beneficiary for the remainder of the period.

The Life Annuity With Period Certain, the Specified Fixed Period Annuity, and the Contingent Annuity with Period Certain, may only be elected for a number of years that will not exceed an annuitant’s life expectancy. The annuity benefit option elected by the Participant will affect the level of annuity payments the Participant will receive. The longer annuity payments are projected to continue based upon actuarial possibilities, the lower annuity payments will be.

The annuity purchase rates, which is the maximum monthly value payable by annuity for every $100 of account value annuitized, for these Fixed Annuity benefits shall not exceed, during the initial period set forth in the Contract, the maximum rates set forth in the Contract. Thereafter, the annuity purchase rate will be the rate in effect as declared by TFLIC on the Annuity Purchase Date. The guaranteed level of Fixed Annuity payments will be determined based upon (i) a Participant’s Accumulation Account value on the Annuity Purchase Date, (ii) the applicable annuity purchase rate on the Annuity Purchase Date which will reflect the age of the Participant and (iii) the type of Fixed Annuity option elected.

If there has been a misstatement of the age and/or sex of a Participant, the Participant’s spouse, or another beneficiary, or a misstatement of any other fact relating to the calculation of Fixed Annuity options, then, to the extent permitted by applicable law, the Company reserves the right to make adjustments to any charges, guarantees, or other values under the Contract to reasonably conform to the correct facts.

PAYMENTS TO A BENEFICIARY FOLLOWING THE ANNUITANT’S DEATH

If any annuity payment is payable to the beneficiary after the death of an annuitant on or after his/her Annuity Purchase Date but during a period certain, it shall be payable as each payment becomes due to the beneficiary. If the benefit is payable to more than one beneficiary, it shall be paid in equal shares to such beneficiaries, the survivors or survivor, unless the annuitant has elected otherwise. Upon the death of the last surviving beneficiary, TFLIC shall pay the commuted value of any remaining payments in a lump sum cash payment to the estate of such last surviving beneficiary in lieu of any further income payments.

The annuitant’s beneficiary may direct in writing to TFLIC that any income payable after the death of the annuitant or contingent annuitant be terminated and a single commuted value be paid to the beneficiary. The commuted values referred to above shall be based upon the value of the payments for the balance of the period certain determined as of the date TFLIC receives written notice of the beneficiary’s election to receive the commuted value on the basis of the interest rate (compounded annually) inherent in the annuity purchase rate applied to provide the annuitant’s Fixed Annuity.

BENEFITS UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	Provides a death benefit to the beneficiary.	Standard	No Charge	Only payable if the Participant dies before the Annuity Purchase Date.

Example: Assuming that the participant has died and has not yet purchased a fixed annuity, the participant’s beneficiary will receive the full account value once the death claim is submitted.

DEATH BENEFIT

Under Section 403(b), Section 457, and 408(IRA) Contracts, if a Participant dies before the Annuity Purchase Date, the value of his/her Accumulation Account will be paid to the beneficiary in a lump sum or, if the

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beneficiary is under the age of 75 at the time of the Participant’s death, the beneficiary may elect to have the Accumulation Amount applied to provide a Fixed Annuity. A lump sum payment to some extent may be taxed as ordinary income to the beneficiary in the year received. A beneficiary should consider the possible tax advantages to electing an annuity. Under Section 401(a) and/or Section 401(k) Contracts, however, the underlying tax-qualified Plan is generally required to provide that in the case of a married Participant, a survivorship annuity death benefit will be paid to the surviving spouse if the Participant dies prior to retirement. In each case involving Section 401(a) and/or Section 401(k) Contracts, reference must be made to the underlying Plan for additional information.

If the Participant dies before the Annuity Purchase Date, his/her entire interest must generally be distributed as follows: (1) if there is no designated beneficiary (for example, the Participant does not name an individual beneficiary or the beneficiary chosen is the Participant’s estate), then it must be fully distributed by the end of the fifth year following the year of death (and if required distributions began prior to the Participant’s death then the remaining balance also must be distributed at least as rapidly as it was during the Participant’s life), (2) if payable to a designated beneficiary (e.g. an individual), then it must be fully distributed by the end of the tenth year following the year of death, or (3) if payable to an eligible designated beneficiary, then the eligible designated beneficiary may elect to have his/her interest distributed over their life or over a period not extending beyond their life expectancy, beginning within one year after the date of death. An eligible designated beneficiary includes the Participant’s surviving spouse or minor child, a disabled individual, a chronically ill individual, or an individual who is not more than 10 years younger than the Participant. Certain trusts created for the exclusive benefit of disabled or chronically ill beneficiaries are included. The Participant’s minor child must still take remaining distributions within 10 years once they reach age 18. If the beneficiary is the Participant’s spouse, distributions are not required to be made until the April 1st after the end of the calendar year in which the Participant would have attained age 72. If the spouse dies before distributions begin, the rules discussed above will apply as if the spouse were the Participant (owner).

If a lump sum payment is elected, the Accumulation Account value will be determined on the Valuation Date for the Valuation Period in which a certified copy of the death certificate evidencing the Participant’s death is received by TFLIC. If the beneficiary is under age 75 at the time of the Participant’s death and elects a Fixed Annuity, the Accumulation Account value will be determined on the Valuation Date for the Valuation Period of the beneficiary’s Annuity Purchase Date. For Section 401(a) and/or Section 401(k) and NQDC Contracts, the underlying Plan should be consulted to determine the options available.

For NQDC Contracts, the remaining value will be paid to a designated beneficiary. If no such beneficiary is so designated or in existence, subject to the terms of any underlying Plan the remaining value will be paid in the following order: Participant’s (1) spouse, (2) children, (3) parents, (4) siblings and (5) estate.

For all Contracts except NQDC Contracts, the death benefit is guaranteed to be not less than the total amount of all contributions, less any withdrawals, made by the Participant.

CREDIT OF PURCHASE PAYMENTS

A Participant’s initial Purchase Payment will be credited to the Participant’s Accumulation Account to provide Units as of a Valuation Date for the Valuation Period, not later than (2) two business days after receipt of the Purchase Payment by TFLIC at 440 Mamaroneck Avenue, Harrison, New York 10528, if the contract application and/or Participant’s enrollment form is complete upon receipt, or (2) two business days after an application and/ or enrollment form which is incomplete upon receipt by TFLIC is made complete, provided that if such information is not made complete within five business days after receipt, (i) the prospective Participant will be informed of the reasons for the delay, and (ii) the initial Purchase Payment will be returned immediately and in full, unless the prospective Participant specifically consents to TFLIC retaining the Purchase Payment until such information is made complete. Subsequent Purchase Payments will be credited to the Participant’s Accumulation Account to provide Units as of the Valuation Date for the Valuation Period in which the Purchase Payment is received in good order by TFLIC.

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ALLOCATION OF PURCHASE PAYMENTS

Upon receipt of a Purchase Payment, it will be credited to the Account and the Subaccount or Subaccounts thereof designated by the Participant in the form of Units. The number of Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount(s) by the Unit value of that Subaccount for the Valuation Date for the Valuation Period on which the Purchase Payment is received. The number of Units shall not be changed by any subsequent change in the value of a Unit, but the dollar allocation value of a Unit will vary in amount depending upon the investment experience of the applicable Subaccount.

Allocation instructions may be changed at any time by providing TFLIC with a correctly completed allocation form. Any change in allocations will be effective within 10 business days following receipt of the allocation form by TFLIC. If an allocation form is incorrectly completed, Purchase Payments will be credited in accordance with the most recent allocation form on record. In the event that no direction is provided by the participant, a payment may be directed to a default investment option selected by the Plan/Contractholder TFLIC reserves the right to limit a Participant’s right to change allocation instructions to four times a calendar year.

DETERMINATION OF UNIT VALUE

The Variable Funds Subaccounts

The Unit value for a Variable Funds Subaccount for any Valuation Date is determined by subtracting (b) from (a) and dividing the result by (c), where”

(a)	is the aggregate net asset value on the Valuation Date of all investments by the Variable Funds Subaccount in the Underlying Investment in which the Variable Funds Subaccount invests; and
(b)	is the mortality and expense risk charge accrued as of that Valuation Date; and
(c)	is the total number of Units held in the Variable Funds Subaccount on the Valuation Date before the purchase or redemption of any Units on that Date.

REDEMPTION DURING THE ACCUMULATION PERIOD

For Section 403(b), Section 457 and Section 408(IRA) Contracts and subject to applicable federal tax law restrictions, a Participant at any time during his/her Accumulation Period and prior to his/her death may redeem all or a portion of the Units credited to the Accumulation Account. There is no redemption charge, and there is no minimum amount that must be surrendered or withdrawn.

The Accumulation Account value redeemed or the Units remaining after a partial redemption will be determined on the Valuation Date for the Valuation Period in which a written request for a redemption on a form approved by TFLIC is received by TFLIC. The Accumulation Account will be reduced by the lesser of the number of Units obtained by dividing the amount of the redemption request by the Unit value for that day or the number of Units remaining in the Accumulation Account.

A full or partial redemption payment will be made within seven days after receipt of the written request. A request for a partial redemption must specify the Subaccount(s) from which the partial withdrawal is to be made. An incomplete form will be returned to the Participant for further instructions. Payment may be postponed as permitted by the 1940 Act. Currently, deferment is permissible only when the New York Stock Exchange is closed or trading is restricted, when an emergency exists as a result of which disposal of the interests in the Underlying Investment held by Variable Funds Subaccounts is not reasonably practicable or it is not reasonably practicable to determine fairly the value of these assets, or when the SEC has provided for such deferment for the protection of Participants.

A withdrawal will generally have federal income tax consequences which may include penalties. See “Federal Income Tax Status”.

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With respect to Section 401(a), Section 401(k) and NQDC Contracts, the ability to withdraw funds during the Accumulation Period is generally more limited. In each instance the underlying Plan document should be consulted to determine what options, if any, are available.

Redemption

A Participant may redeem at any time prior to the time an annuity benefit takes effect and prior to his/her death all or a portion of the Units credited to his/her Accumulation Account without any charge, subject to any limitations in the underlying Plan. There are no redemption charges.

A penalty tax may be payable under the Code upon the redemption of amounts from an Accumulation Account under the Contract and other significant withdrawal restrictions may be imposed by the Code. See “Federal Income Tax Status.”

LOANS: Not Available in this Contract

FEDERAL INCOME TAX STATUS

The ultimate effect of federal income taxes on payments and on the economic benefit to the Participant, annuitant, payee and beneficiary depends on the tax and employment status of the individual concerned.

The discussion which follows on the treatment of TFLIC and of the Contracts under U.S. federal income tax law is general in nature, is based upon TFLIC’s understanding of current federal income tax laws, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax law or of the current interpretations by the Internal Revenue Service. No attempt is made to consider any applicable state or other tax laws. Each Contractholder and Participant contemplating investment in the Contracts should consult a qualified tax adviser.

TAX TREATMENT OF TFLIC

TFLIC is taxed as a life insurance company under the Code. Investment income and gains from the assets of the Variable Funds Account and each Variable Funds Subaccount are reinvested and taken into account in determining the value of the Variable Funds Account and that Variable Funds Subaccount. Under existing federal income tax law, TFLIC is generally entitled to deductions for increases in reserves; those deductions offset any taxable income generated by the Variable Funds Account.

SECTION 403(B) ANNUITIES

Purchase Payments made under a Contract meeting the requirements of Section 403(b) of the Code afford certain federal income tax benefits to employees of state educational organizations, and organizations which are tax-exempt under Section 501(c)(3) of the Code.

The employer may make contributions to the Contract or the employer may agree with the Participant that in return for employer contributions to the Contract, the Participant will take a reduction in salary or give up a salary increase. The agreement may not be changed with respect to earnings of the Participant while the agreement is in effect. The Participant can only make one agreement with his/her employer during the year, but the Participant may terminate the agreement at any time with respect to amounts not yet earned. No federal income tax is payable by the Participant on increases in the value of his/her Accumulation Account until payments are received by the Participant.

Purchase Payments meeting the requirements of Sections 402(g), Section 403(b) and Section 415 of the Code are not includable in the gross income of the Participant at the time they are made. Under Section 402(g) of the Code, Purchase Payments made under a reduction in salary or a give up in salary increase agreement (“elective deferrals”) are excluded from a Participant’s gross income to the extent of $19,500 for 2021 and $20,500 for 2022 (this limit is currently scheduled to be adjusted annually for inflation). The Section 402(g) limit will be reduced on a dollar for dollar basis by employee pre-tax elective deferrals made by that individual under a Section 401(k)

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Plan, a simplified employee pension plan, or other tax deferred annuity. All Purchase Payments under a Section 403(b) Contract are subject to the requirements of Section 415 of the Code, which in general limit contributions by or on behalf of a Participant to the lesser of $5861,000 for 2021 2022 (an amount subject to indexation for inflation) or 100% of the Participant’s annual compensation. Participants under a Section 403(b) Contract who have attained age 50 may be entitled to exceed the limits of Sections 402(g) and 415 by up to $6,500 for 2021 (an amount to be adjusted annually for inflation) and certain Participants with 15 or more years of service with their Plan sponsor may be eligible for an increase of up to $3,000 per year in the Section 415 limit (subject to a lifetime maximum of $15,000). The availability of the foregoing increases in limits will be subject to and may be limited by the terms of any underlying retirement Plan.

When Fixed Annuity payments commence, or if the Participant obtains a partial or full redemption of the Units credited to his/her Accumulation Account under the Contract, the amount received will be includable as ordinary income in the year received, except that such portion of any amount received as is deemed to represent a return of Purchase Payments originally included as gross income by the Participant will not be taxed. Full redemptions do not qualify for any special tax treatment which might otherwise be applicable to qualified plan lump sum distributions.

However, a Participant may delay including certain distributions in income by making a rollover transfer, subject to requirements set by the Code, to an Individual Retirement Account (or IRA), Section 403(b) annuity or an employer’s Section 401(a)/401(k) Plan or a governmental employer’s Section 457 Plan eligible and willing to accept such a rollover. A Participant may not rollover hardship distributions, distributions part of a series of installments or any required minimum distributions made after age 72 (or age 70 /15 1⁄2, if Participant attained age 70 1⁄2 prior to 1/1/2020), however.

If the Participant receives any amount under the Contract that does not qualify under one of the exceptions listed in the next sentence, the Participant must pay an additional tax of 10% of the amount of the distribution includable in gross income for the taxable year. The additional tax does not apply to distributions which are (1) made on or after the date on which the Participant attains age 59 1/2, (2) made to a beneficiary on or after the death of the Participant, (3) attributable to the Participant’s becoming permanently disabled, (4) made in a series of substantially equal periodic payments made for the life (or life expectancy) of the Participant or the joint lives (or joint life expectancies) of the Participant and his beneficiary, (5) made to a Participant after separation of service after attainment of age 55, (6) made to a Participant for medical care (not to exceed the amount deductible by the Participant), (7) paid to alternate payees under a qualified domestic relations order or (8) paid to the IRS pursuant to a levy to collect unpaid taxes.

RESTRICTIONS ON WITHDRAWALS OF ELECTIVE CONTRIBUTIONS.

Any funds in the Participant’s account balance other than funds attributable to assets held at the close of the last year beginning before January 1, 1989 will be restricted from withdrawal except upon attainment of age 59 1/2, severance from employment, death, disability or hardship (hardship withdrawals are to be limited to the amount of the Participant’s own contributions exclusive of earnings). However, any funds in the Participant’s account balance attributable to employer contributions, if any, and the earnings thereon will not be restricted unless specifically provided for by the employer’s plan.

In tax years beginning after 1988, Section 403(b) Plans (other than church plans) will be subject to nondiscrimination and coverage requirements, as well as special rules with respect to minimum distributions.

SECTION 401(A) PLANS

An employer maintaining a pension or profit sharing Plan which satisfies the requirements of Section 401(a) of the Code may make contributions to the Contract which are generally currently deductible by the employer and are not currently taxed to the Participants. The Code prescribes various limitations on the maximum amount which may be contributed on behalf of any Participant. Generally, annual contributions on behalf of a Participant may not exceed the Section limits, i.e. the lesser of the $57,000 for 2020, $58,000 for 2021, and $61,000 for 2022 (as indexed) or 100% of such Participant’s compensation. In the case of a 401(k) plan, the annual deferral limit for the Participant’s elective contributions under Section 402(g) of the Code is $19,500 for 2021 and $20,500 for 2022 (this limit is

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currently scheduled to be adjusted annually for inflation). In addition, Participants may make after-tax contributions to the Contract if their Section 401(a) Plan permits subject to the Section 415 limits and Participants who have attained age 50 may be entitled to exceed the dollar limits of Sections 402(g) and 415 by up to $6,500 in 2021 (an amount currently scheduled to be adjusted annually for inflation). The availability of the foregoing increases in limits will be subject to and may be limited by the terms of the underlying Section  401(a) Plan.

When Fixed Annuity payments commence, or if the Participant obtains a partial redemption of the Units credited to his/her Accumulation Account under the Contract, the amount received will be includable as ordinary income in the year received, except that such portion of any amount received as is deemed to represent a return of Participant after-tax Purchase Payments will not be taxed. Full redemptions to participants born before 1936 may qualify for 10 year income averaging (using 1986 tax rates) and/or partial treatment as capital gains for amounts attributable to pre-1974 service if the payment constitutes a “lump sum distribution,” as that term is defined in the Code, and if certain conditions are met.

The rules governing rollovers of distributions from a Section 401(a) Plan are parallel to those dealing with distributions from Section 403(b) annuities. If the Participant receives a direct distribution from the plan, automatic withholding of 20% will be made on the distribution even though it is rendered not currently taxable by the Participant’s subsequent rollover or transfer of the gross amount to an IRA, Section 403(b) annuity or an employer’s Section 401(a)/401(k) Plan or a governmental employer’s Section 457 Plan eligible and willing to accept such a rollover. Alternatively, the Participant may avoid the automatic 20% withholding by directing the plan to transfer the amount involved directly to an IRA, Section 403(b) annuity or an employer’s Section 401(a)/401(k) Plan or a governmental employer’s Section 457 Plan eligible and willing to accept such a rollover. See “Income Tax Withholding.” In addition, the 10% penalty on premature distributions from Section 403(b) annuities is also applicable to Section 401(a) Plan distributions.

SECTION 408 (IRA) CONTRACTS

An individual, participating under a Contract which satisfies the requirements of Section 408 of the Code, may make contributions to the Contract. The Code prescribes various limitations on the maximum amounts which may be contributed by or on behalf of the Participant and on the deductibility of the contributions for federal income tax purposes. For 2022, a Participant’s total IRA contributions cannot exceed the lesser of $6,000 ($7,000 if age 50 or older), or the Participant’s taxable compensation for the year. The IRA contribution limit does not apply to rollover contributions or qualified reservist repayments. If spouses file a joint Federal tax return, then an individual may be able to contribute to an IRA even if he/she did not have taxable compensation as long as their spouse did. The combined amount of contributions cannot exceed the taxable compensation reported on the joint tax return.

No federal income tax is payable by the Participant on increases in the value of his/her Accumulation Account until payments are received by the Participant. However, “excess contributions” to an IRA are taxed at 6% per year as long as the excess amounts remain in the IRA. An excess IRA contribution can occur by: (1) contributing more than the IRA contribution limit; (2) making a contribution to a traditional IRA at age 72 (age 70 1⁄2 if Participant attained age 70 1⁄2 prior to 1/1/2020) or older; or (3) making an improper rollover contribution to an IRA. In order to avoid the excess contributions tax the Participants must withdraw the excess contribution (along with any income earned on the excess contribution) by the due date of his/her individual income tax return (including extensions). Note, any earned income on excess contributions that is withdrawn will be subject to income tax, including (if applicable) the tax on premature distributions if received prior to attainment of age 59 1⁄2, unless an exception applies (see below).

When Fixed Annuity payments commence, or if the Participant obtains a partial redemption of the Units credited to his/her Accumulation Account under the Contract, the amount received will be includable as ordinary income in the year received, except that such portion of any amount received which is deemed to represent a return of Participant non-deductible Purchase Payments will not be taxed. Full or partial redemptions do not qualify for special capital gains treatment nor 10-year income averaging applicable to certain qualified plan distributions.

Any full or partial redemption will not be includable in ordinary income if the Participant rolls over the distribution within 60 days to an IRA, Section 403(b) annuity or an employer’s Section 401(a)/401(k) Plan or a

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governmental employer’s Section 457 Plan eligible and willing to accept such a rollover. Only one rollover per year is permitted between IRAs.

If the Participant receives any amount under the Contract prior to attainment of age 59 1⁄2 , the Participant must pay an additional excise tax of 10% of the amount of the distribution includable in gross income for the taxable year. The additional tax does not apply to distributions which are (1) made to a beneficiary on or after the death of the Participant, (2) attributable to the Participant’s becoming permanently disabled, (3) made in a series of substantially equal periodic payments made for the life (or life expectancy) of the Participant or the joint lives (or joint life expectancies) of the Participant and his/her beneficiary, (4) in amounts not exceeding certain expenses in the year distributed, including deductible medical care expenses, qualified higher education expenses, qualified first-time home buyer costs (subject to a $10,000 maximum) and health insurance premiums paid by persons after receiving at least 12 weeks of unemployment compensation insurance payments, or (5) made in certain other circumstances.

MINIMUM DISTRIBUTION REQUIREMENTS

If the actual distributions from an IRA, Section 403(b) annuity or an employer’s Section 401(a)/401(k) Plan or Section 457 Plan are less than the minimum required to be distributed commencing by April 1 in the calendar year following the year the Participant attains age ,72 (or age 70 1⁄2 if Participant attained age 70 1⁄2 prior to 1/1/2020) in any case other than an IRA distribution and if still employed at that age, the year in which he retires (see “Annuity Purchase Date”) the difference is considered to be an excess accumulation and the IRS may impose a 50% excise tax on this excess amount.

Minimum distributions are also required upon the death of the participant. These required distributions depend on the beneficiary designated under the Plan or IRA and whether the Participant died before or on or after his or her required beginning date.

SECTION 457 PLANS

Section 457 of the Code allows employees of or independent contractors who furnish services to a state or local government or other tax-exempt employer to establish a deferred compensation plan allowing the deferral of certain limited amounts of compensation. Generally, the annual deferral limit is the lesser of $19,500 for 2021 and $20,500 for 2022 (this limit is currently scheduled to be adjusted annually for inflation) or 100% of the Participant’s includable compensation. Depending on plan terms, Section 457 Plans may also allow additional catch-up contributions in the three years before reaching normal retirement age, after reaching age 50, or both. State and local government includes a state, a political subdivision of a state, any agency or instrumentality of either of them, a tax-exempt rural electric cooperative or its tax-exempt affiliates. All amounts deferred and property bought with those amounts or income earned on those amounts under Section 457 Plans of non-governmental tax-exempt employers must remain the property of the employer and are subject to the claims of its general creditors. The assets of Section 457 Plans of state and local governments must be held in trust for the “exclusive benefit” of the Participants (and their beneficiaries). Distributions from a Section 457 Plan are subject to Section 401(a)(9) of the Code in addition to the rules applicable under Section 457 of the Code and must begin no later than the April 1st of the calendar year following the year in which the participant attains age 70 1⁄2 or, if later, the year in which he retires. Distributions from Section 457 Plans are generally taxable as ordinary income when paid or, in the case of distributions from Section 457 Plans of non-governmental tax-exempt employers, when made available. Distributions may be directly transferred without tax to a Section 457 Plan or, if paid by the Section 457 Plan of a governmental employer, rolled over under the same rules as govern rollovers of distributions from Section 403(b) plans.

Distributions from Section 457 Plans are not subject to the special 10% excise tax for early distribution unless attributable to amounts rolled into that Plan from another type of Plan (such as an employer’s Section 401(a) Plan) the distributions would be subject to the excise tax.

NON-QUALIFIED DEFERRED COMPENSATION CONTRACTS

Taxable employers may establish a non-qualified deferred compensation arrangement funded by non-qualified deferred compensation contracts. Such arrangements include, but are not limited to, excess benefit plans,

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supplemental executive retirement plans, and plans maintained by an employer primarily for a select group of management or highly compensated employees. Taxable employers for these non-qualified deferred compensation arrangements include corporations, partnerships, S corporations and any of their affiliates or subsidiaries. Contributions are determined on the arrangement’s definition of compensation. All amounts deferred, and any income earned thereon, remain the property of the employer and are subject to the claims of its general creditors, although the employer may place funds in a “rabbi” or “secular” trust. These arrangements can be subject to Code Section 409A, which requires that distributions be made only upon the occurrence of certain events, including separation from service, disability, death, unforeseeable emergency, or at a specified time or pursuant to a fixed schedule. In general, under Code Section 72(u) the annual increase in the value of the annuity contract is currently taxable to the employer. Further, no deduction is available to the employer until paid out. As a general rule, the Participant is subject to taxation upon receipt of the funds. However, if an arrangement fails to comply with Code section 409A, additional interest and income tax may apply to the Participant.Income Tax Withholding.

Unless the Participant or payee elects to have no withholding, the taxable portion of distributions under a Contract will be subject to income tax withholding under federal and certain state laws. TFLIC will notify recipients of taxable distributions under a Contract of their right to elect not to have withholding apply, if available.

INCOME TAX WITHHOLDING

For NQDC Contracts and Section 457 Plans of non-governmental tax-exempt employers, Form W-2 withholding by the employer may be required.

For other Contracts other than under IRAs, mandatory 20% federal income tax withholding applies unless the distributions either are:

1.

Part of a series of substantially equal periodic payments (at least annually) for the participant’s life or life expectancy, the joint lives or life expectancies of the participant and his/her beneficiary, or a period certain of not less than 10 years, or

2.	Required by the Code upon the participant’s attainment of age 72 (or age 70 1⁄2 if Participant attained age 70 1⁄2 prior to 1/1/2020) or retirement or death, or
3.	Made on account of hardship.

Such withholding will apply even if the distribution is rolled over into another plan qualified to receive the same, including an IRA. The withholding can be avoided if the participant’s interest is directly transferred to that other plan. A direct transfer to the new plan can be made only in accordance with the terms of the old plan. If withholding is not avoided, the amount withheld may be subject to income tax and penalties unless an equivalent amount is rolled over.

LEGAL PROCEEDINGS

We, like other life insurance companies, are subject to regulatory and legal proceedings, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI’s ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Contract.

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DISTRIBUTION OF THE CONTRACTS

TCI will act as the principal underwriter and distributor of the Contracts. TCI or other authorized broker-dealers that enter into an agreement with TCI will perform sales and marketing functions relative to the Contracts which participate in the Variable Funds Account or the Asset Allocation Funds Account. TCI is a broker-dealer registered with the SEC under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The principal business address of TCI is 1801 California Street, Suite 5200, Denver, CO 80202. The Contracts were wholesaled and distributed by individuals who are registered representatives of TCI and who are also licensed as insurance agents for TFLIC. We have discontinued new sales of the Contracts. TCI authorized its affiliated broker-dealer, Transamerica Investors Securities Corporation (“TISC”) to sell the Contracts and also to perform certain distribution functions on behalf of TCI. TISC may also enter into selling agreements with other broker-dealers for the sale of the Contracts.

The Company no longer pays commission compensation on sales of the Contracts. While commission compensation is not paid, broker-dealers who sell the Contracts may receive the following compensation from TCI, TISC or another affiliated broker-dealer: gifts valued at less than $100 annually, an occasional dinner or ticket to a sporting or entertainment event, or reimbursement in connection with attendance at educational meetings, financial advisor workshops or other events sponsored by TCI, TISC or their affiliates. TCI, TISC or their affiliated broker-dealers may also pay for, or reimburse a selling broker-dealer for, the costs associated with such selling broker-dealer’s marketing and sales force education and training efforts, including costs of national sales and education conferences. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates.

STATUTORY BASIS FINANCIAL STATEMENTS

The statutory basis financial statements for TFLIC, included in the Statement of Additional Information, should be distinguished from the financial statements of Transamerica Variable Funds and Transamerica Asset Allocation Variable Funds and should be considered only as bearing on the ability of TFLIC to meet its obligations under the Contracts. The statutory basis financial statements of TFLIC should not be considered as bearing on the investment performance of the assets held in Transamerica Variable Funds or Transamerica Asset Allocation Variable Funds.

OTHER INFORMATION

Additional Information About the Prospectus. This prospectus does not contain all the information set forth in the registration statement, certain portions of which have been omitted (including statutory basis financial statements relating to TFLIC) pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC’s principal office in Washington, DC, upon payment of the fees prescribed by the Commission.

•

For further information with respect to TFLIC and the Contracts offered by this prospectus, including the Statement of Additional Information (which includes statutory basis financial statements relating to TFLIC), contact TFLIC at its address or phone number set forth on the cover of this prospectus.

•

For further information with respect to the Transamerica Funds or Transamerica Asset Management, Inc., including the Funds’ Statement of Additional Information, contact Transamerica Asset Management, Inc. at 1801 California Street, Suite 5200, Denver, CO 80202, or call 1-888-233-4339.

•

For further information with respect to the Calvert Series, CVS or Calvert Research and Management, including the Calvert Series’ Statement of Additional Information, contact CVS at1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009, or call (301) 951-4820.

Householding. The Company may send only a single copy of prospectuses and shareholder reports to Participants residing in the same household in lieu of sending a copy to each individual Participant. A Participant may elect to

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receive an individual copy of prospectuses and shareholder reports by contacting the Company at its address or phone number set forth on the cover of this prospectus.

RIGHTS RESERVED BY TFLIC

Subject to compliance with applicable laws and, when required by law, approval of the Contractholders, IRA Contractholders, NQDC Contractholders and/or Participants and any appropriate regulatory authority, TFLIC reserves the right to make the following changes:

(1)	To operate Transamerica Variable Funds in any form permitted under the 1940 Act or in any other form permitted by law;
(2)	To take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act;
(3)

To transfer any assets in a Subaccount to another Subaccount or to one or more separate accounts, or to TFLIC’s general account to the extent permitted by law or to add, combine or remove Subaccounts in a separate account;

(4)

To substitute, for the interests in an held in any Variable Funds Subaccount, interests in another Underlying Investment or interests in another investment company or any other investment permitted by law; and

(5)

To make any necessary technical changes in the Contracts in order to conform with any of the above-described actions or as may be required or permitted by applicable laws affecting Transamerica Variable Funds or the Contracts.

TFLIC will exercise its right to make any of these changes when, in TFLIC’s judgment, such change is in the best interests of Contractholders and Participants and/or such change is required under applicable law.

Contractholders will be notified of any changes and Participants will be notified of any changes that result in a material change in their Contract or in the investment options thereunder.

Miscellaneous. The separate accounts are separate registered accounts of TFLIC. There is a possibility that one separate account might become liable for a misstatement in this prospectus about another Account. TFLIC believes this possibility is remote.

UNCLAIMED OR ABANDONED PROPERTY

Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance contracts) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.

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APPENDIX-PORTFOLIO COMPANIES/ INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of current Portfolio Companies/Investment Options available under the Contract which are subject to change as discussed in this prospectus. Depending on the separate account of your Contract, you may not be able to invest in certain Portfolio Companies/Investment Options. Not all investment options listed in this prospectus may be available to you. Please refer to your employer’s plan documents for a list of Portfolio Companies/Investment Options that are available in your plan.

More information about each Portfolio Company/ Investment Option is available in its prospectuses. The prospectuses, which may be amended from time to time, can be found online at by accessing your account at www.transamerica.com. You can also request this information at no cost by calling our Administrative Office at (800) 755-5801.

The current expenses and performance below reflects fee and expenses of the Portfolio Companies/Investment Options, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company/ Investment Option’s past performance is not necessarily an indication of future performance.

Type/ Investment Objective	Portfolio Company/Investment Option and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Years	10 Years
Transamerica Variable Funds
Money Market	Transamerica Government Money Market[1] Sub-Adviser: BlackRock Investment Management, LLC	0.06%	[ ]	[ ]	[ ]
Bond	Transamerica Core Bond, 1[2] Sub-Adviser: Aegon USA Investment Management, LLC	0.41%	[ ]	[ ]	[ ]
	High Yield Bond[5] Sub-Adviser: Aegon USA Investment Management, LLC	0.60%	[ ]	[ ]	[ ]
	Transamerica Inflation-Protected Securities[3] Sub-Adviser: PineBridge Investments LLC	0.49%	[ ]	[ ]	[ ]
	Transamerica Short Term Bond[2,1][3] Sub-Adviser: Aegon USA Investment Management, LLC	0.41%	N/A	N/A	N/A
Allocation	Transamerica Balanced II6 Sub-Adviser: Aegon USA Investment Management, LLC	0.58%	[ ]	[ ]	[ ]
U.S. Equity	Transamerica Large Value Opportunities[7] Sub-Adviser: PineBridge Investments LLC	0.49%	[ ]	[ ]	[ ]
	Transamerica Large Core[8] Sub-Adviser: PineBridge Investments LLC	0.51%	[ ]	[ ]	[ ]
	Transamerica Large Growth[9] Sub-Adviser: Morgan Stanley Investment Management Inc.	0.69%	[ ]	[ ]	[ ]
	Transamerica Small Cap Growth[10] Sub-Adviser: Ranger Investment Management, LP	0.99%	[ ]	N/A	N/A
	Transamerica Small Cap Value [10] Sub-Adviser: Peregrine Capital Management LLC	0.83%	[ ]	N/A	N/A
International Equity	Transamerica International Equity[11] Sub-Adviser: Thompson, Siegel & Walmsley LLC	0.75%	[ ]	[ ]	[ ]

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Multi-asset	Calvert VP SRI Balanced Portfolio Adviser: Calvert Research and Management	0.63%	[ ]	[ ]	[ ]

Government Money Market: The 7-Day Yield was 0.00% as of December 31, 2021 The 7-Day Effective Yield was 0.00% as of December 31, 2021
(1) Total returns calculated for any period for the Government Money Market Subaccount reflect the performance of the Transamerica Partners Government Money Market Portfolio prior to October 13, 2017 and the performance of the Transamerica Government Money Market Fund thereafter.
(2) Transamerica Short Term Bond was added effective December 9, 2022 and as of December 31, 2021 does not have any annualized total returns.
(3) Total returns calculated for any period for the Inflation-Protected Subaccount reflect the performance of the Transamerica Partners Inflation-Protected Portfolio prior to April 21, 2017 and the performance of the Transamerica Inflation-Protected Fund thereafter.
(4) Total returns calculated for any period for the Intermediate Bond Subaccount reflect the performance of the Transamerica Partners Core Bond Portfolio prior to March 24, 2017 and the performance of the Transamerica Intermediate Bond Fund thereafter.
(5) Total returns calculated for any period for the High Yield Bond Subaccount reflect the performance of the Transamerica Partners High Yield Bond Portfolio prior to March 24, 2017 and the performance of the Transamerica High Yield Bond Fund thereafter.
(6) Total returns calculated for any period for the Balanced II Subaccount reflect the performance of the Transamerica Partners Balanced Portfolio prior to September 15, 2017 and the performance of the Transamerica Balanced II Fund thereafter.
(7) Total returns calculated for any period for the Large Value Opportunities Subaccount reflect the performance of the Transamerica Partners Large Value Portfolio prior to May 5, 2017 and the performance of the Transamerica Large Value Opportunities thereafter.
(8) Total returns calculated for any period for the Large Core Subaccount reflect the performance of the Transamerica Partners Large Core Portfolio prior to March 10, 2017 and the performance of the Transamerica Large Core Fund thereafter.
(9) Total returns calculated for any period for the Large Growth Subaccount reflect the performance of the Transamerica Partners Large Growth Portfolio prior to March 10, 2017 and the performance of the Transamerica Large Growth Fund thereafter.
(10) Small Cap Growth and Small Cap Value were added effective July 31, 2020, and as of December 31, 2020, do not have five or ten year annualized total returns.
(11) Total returns calculated for any period for the International Equity Subaccount reflect the performance of the Transamerica Partners International Equity Portfolio prior to March 10, 2017 and the performance of the Transamerica International Equity Fund thereafter.
(12) Effective November 1, 2022, Transamerica Intermediate Bond Subaccount was renamed Transamerica Core Bond Subaccount.
(13) Effective December 9, 2022, Transamerica High Quality Bond Fund merged into Transamerica Short-Term Bond Fund. Contract Owners’ interests in the Transamerica High Quality Bond Subaccount were redeemed and reinvested in the Transamerica Short-Term Bond Subaccount following shareholder approval of the merger.

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HOW TO FIND ADDITIONAL INFORMATION ABOUT YOUR CONTRACT

The Statement of Additional Information (“SAI”) for this Contract includes additional information about us and the separate account. The SAI has been filed with the SEC and is incorporated into this prospectus by reference. The SAI includes additional information about Transamerica and the Separate Account.

The SAI is available, without charge, upon request by calling our administrative office at (800) 755-5801 (Monday – Friday from 8:30 a.m. – 7:00 p.m. Eastern time), or by writing us at our mailing address at Transamerica , 6400 C Street SW, Cedar Rapids, IA 52499-0001.

Reports and other information about us and the separate account are available on the SEC’s website at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov.

EDGAR Contract Identifier No. is # C0000916943

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The information in this Statement of Additional Information is not complete and may be changed. This Statement of Additional Information is contained in a registration statement filed with the Securities and Exchange Commission and we may not sell these securities until that registration statement is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Statement of Additional Information

January 27, 2023

Group Variable Annuity Contracts

Issued By

Transamerica Variable Funds, Transamerica Asset Allocation Variable Funds

and

Transamerica Financial Life Insurance Company

440 Mamaroneck Avenue, Harrison, NY 10528

(800) 755-5801

This Statement of Additional Information (“SAI”) is NOT a prospectus, but it relates to, and should be read in conjunction with, the prospectus dated May 1, 2022, and supplemented from time to time (the “Prospectus”), for the Group Variable Annuity Contracts issued by Transamerica Financial Life Insurance Company (“TFLIC”) which invest in Transamerica Variable Funds (the “Variable Funds Account”) or Transamerica Asset Allocation Variable Funds (the “Asset Allocation Account”, and, together with the Variable Funds Account, the “Accounts”). The Prospectus is available, at no charge, by writing TFLIC at 440 Mamaroneck Avenue, Harrison, New York 10528 or by calling (800) 755-5801.

Dated January 27, 2023

TABLE OF CONTENTS

INFORMATION ABOUT US

Transamerica Financial Life Insurance Company

Transamerica Financial Life Insurance Company (TFLIC) was incorporated under the laws of the State of New York on October 3, 1947 and is licensed in all states and the District of Columbia. We are located at 440 Mamaroneck Avenue, Harrison, New York 10528

We are a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

TFLIC holds the assets of the separate account physically segregated and apart from the general account All obligations arising under the contracts, including the promise to make annuity payments are general corporate obligations of ours and subject to our claims paying ability. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for our financial obligations arising under the contracts.

Transamerica Variable Funds Subaccounts

The Transamerica Variable Funds Account (“Variable Funds Account”), 440 Mamaroneck Avenue, Harrison, New York, was established by the Company on November 30, 1993, and is a unit investment trust registered with the SEC under the 1940 Act (the “1940 Act”) and operating under New York law. The Variable Funds Account has underlying investments which are managed by Transamerica Asset Management, Inc. (“TAM”), except the Calvert Series Subaccount which invests in the Calvert VP SRI Balanced Portfolio, a mutual fund managed by Calvert Research and Management.

Transamerica Asset Allocation Variable Funds Subaccounts (No Longer Available for Allocations)

The Transamerica Asset Allocation Variable Funds Account (the “Asset Allocation Account”) was established by TFLIC under New York Insurance Law on April 15, 1996 as a non-diversified separate account. The Asset Allocation Account is currently registered with the SEC under the 1940 Act as a management investment company, which is a type of investment company. This does not involve any supervision by the SEC of the management or investment policies or practices of the Asset Allocation Account. For state law purposes, the Asset Allocation Account is treated as a part or division of TFLIC. The Asset Allocation Account is comprised of the Short Horizon Subaccount, Intermediate Horizon Subaccount and the Intermediate/Long Horizon Subaccount (collectively, the “Asset Allocation Subaccounts”).

Historically, the Asset Allocation Subaccounts were available as direct investments under the Contract. Each Asset Allocation Subaccount was a managed account for which Transamerica Asset Management, LLC (“TAM” or “Investment Manager”) served as the investment adviser. The Asset Allocation Subaccounts, in turn, invested in certain of the other Subaccounts (those that are available through the Variable Funds Account) available under the Contract. A Participant who invested in an Asset Allocation Subaccount had indirect interests in the Subaccounts in which that Asset Allocation Subaccount invested.

On June 28, 2022, the Managing Board of the Asset Allocation Account approved the liquidation and dissolution (“Liquidation”) of each Asset Allocation Subaccount. Subsequently, on October, 28, 2022, the Asset Allocation Subaccounts were liquidated. Immediately following the Liquidation, the Liquidation proceeds were invested in units of the Subaccounts (of the Variable Funds Account) in the same amounts, and allocations were in the same percentages, as the target allocations immediately prior to the Liquidation. There was no change in the total value credited to each Participant among the Subaccounts although the values and allocations in the Subaccounts were now invested directly in such Subaccounts, rather than indirectly through the Asset Allocation Subaccounts.

Following the Liquidation, TFLIC filed with the SEC an application to deregister the Asset Allocation Account as an investment company under the 1940 Act. Until an order granting such deregistration is issued, TFLIC, on behalf of the Asset Allocation Account, will continue to make any required filings and reports with the SEC. In this regard, we have updated and filed with the SEC this prospectus for the Asset Allocation Account despite the fact that the Asset Allocation Subaccounts are no longer for sale, no longer hold any assets, and are longer operational.

NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Cyber Security (continued from “Principal Risks” section of the Prospectus)

The increasing digitalization of the financial services landscape has intensified the financial and reputational risk presented by cybersecurity threats. The COVID-19 pandemic, and the rise in remote working, have further escalated these threats, with the FBI reporting a 300% increase in cybercrimes in the United States since the start of the pandemic.1 As our business becomes more technology driven and our digital reliance increases, we become a greater target for cybercriminals, and more vulnerable to threats such as ransomware attacks.

What Transamerica is doing: We continue to take steps to strengthen our cybersecurity governance, infrastructure, and ability to respond to cyberattacks, for example by further developing our dedicated IT security team, and strengthening controls. The security program aims at analyzing and remediating known vulnerabilities, as well as conducting ongoing exercises to prepare for and respond effectively to cyberattacks. Transamerica’s Risk department also periodically assesses known potential cyber risk factors, together with the first line functions such as the Security Operations Center, with known trends or material incidents reported to Transamerica’s Management and Supervisory Boards as necessary. Transamerica also has dedicated teams, processes, and procedures in place that are intended to mitigate potential cyberattacks. https://aegon.me/cybercrime-pandemic.

Overview

Information security and privacy regulation: Transamerica’s businesses are regulated with respect to information security, data breach response, privacy, and data use at both the federal and state levels. At the federal level, various Transamerica companies are subject to the Gramm-Leach-Bliley Act (GLBA), the Fair Credit Reporting Act (FCRA), and the Health Insurance Portability and Accountability Act (HIPAA), among other laws. At the state level, Departments of Insurance and Financial Services typically administer a series of privacy and information security laws and regulations that impact several Transamerica businesses. In addition, in recent years numerous state legislatures have passed or have attempted to pass additional, more broad-based general consumer privacy laws, such as the California Consumer Privacy Act and the California Privacy Rights Act. Those California laws, as amended, will be administered by the newly formed California Privacy Protection Agency. Additional laws and regulations with respect to these topics are also anticipated to be promulgated and to go into effect in the coming years, and they may be administered by new or different state agencies or by the offices of state Attorneys General. The White House, SEC, and other regulators have also increased their focus on companies’ cybersecurity vulnerabilities and risks, including in relation to third-party service providers.

Operational Risks: A computer system failure or security breach of Transamerica’s IT systems or that of critical third parties may disrupt Transamerica’s business, damage Transamerica’s reputation and adversely affect Transamerica’s results of operations, financial condition, and cash flows.

Transamerica relies heavily on computer and information systems and internet and network connectivity (collectively, “IT systems”) to conduct a large portion of its business operations. This includes the need to securely store, process, transmit and dispose of confidential information, including personal information, through a number of complex systems. In many cases this also includes transmission and processing to or through customers, business partners, (semi-) governmental agencies and third-party service providers. The introduction of new technologies, computer system failures, cyber-crime attacks or security or data privacy breaches may materially disrupt Transamerica’s business operations, damage Transamerica’s reputation, result in regulatory and litigation exposure, investigation and remediation costs, and materially and adversely affect Transamerica’s results of operations, financial condition and cash flows.

The information security risk that Transamerica faces includes the risk of malicious outside forces using public networks and other methods, including social engineering and the exploitation of targeted offline processes, to attack Transamerica’s systems and information and potentially demand ransom. It also includes inside threats, both malicious and accidental. For example, human error, bugs and vulnerabilities that may exist in Transamerica’s systems or software, unauthorized user activity and lack of sufficiently automated processing or sufficient logging and monitoring can result in improper information exposure or failure or delayed detection of such activity in a timely manner. Transamerica also faces risk in this area due to its reliance in many cases on third-party systems, all of which may face cyber and information security risks of their own. Third-party administrators or distribution partners used by Transamerica or its subsidiaries may not adequately secure their own IT systems or may not adequately keep pace with the dynamic changes in this area. Potential bad actors that target Transamerica and applicable third parties may include, but are not limited to, criminal organizations, foreign government bodies, political factions, and others.

In recent years, information security risk has increased sharply due to a number of developments in how information systems are used, not only by companies such as Transamerica, but also by society in general. Threats have increased in frequency and magnitude, and are expected to continue to increase, as criminals and other bad actors become more organized and employ more sophisticated techniques. At the same time companies increasingly make information systems and data available through the internet, mobile devices or other network connections to customers, employees and business partners, thereby expanding the attack surface that bad actors can potentially exploit. As a result of the COVID-19 pandemic, Transamerica also faces increased cybersecurity risks due to the number of Transamerica’s and Transamerica’s service providers’ and partners’ employees who are (and may continue to be) working remotely, which creates additional opportunities for cybercriminals to launch social engineering attacks and exploit vulnerabilities in non-corporate IT environments. The White House, SEC and other regulators have also increased their focus on cybersecurity vulnerabilities and risks.

Large financial institutions such as and including Transamerica have been, and will continue to be, subject to information security attacks for the foreseeable future. The nature of these attacks will also continue to be unpredictable, and in many cases may arise from circumstances that are beyond Transamerica’s control. Attackers are also increasingly using tools and techniques that are specifically designed to circumvent controls, to evade detection and even to remove or obfuscate forensic evidence. As a result, Transamerica may be unable to timely or effectively detect, identify, contain, investigate or remediate IT systems in response to, future cyberattacks or security breaches. Especially if and to the extent Transamerica fails to adequately invest in defensive infrastructure, timely response capabilities, technology, controls and processes or to effectively execute against its information security strategy, it may suffer material adverse consequences.

To date the highest impact information security incidents that Transamerica has experienced are believed to have been the result of e-mail phishing attacks targeted at Transamerica’s business partners and customers. This in turn led to the unauthorized use of valid Transamerica website credentials to engage in fraudulent transactions and improper data exfiltration. Additionally, Transamerica has faced other types of attacks, including, but not limited to, other types of phishing attacks, distributed denial of service (DDoS) attacks, technology implementation and update errors, various human errors, e-mail related errors, paper-based errors, exploitations of vulnerabilities and certain limited cases of unauthorized internal user activity. Like many other companies, Transamerica could also be subject to malware, ransomware and similar types of attacks or intrusions. There is no guarantee that the measures that Transamerica takes will be sufficient to stop all types of attacks or mitigate all types of information security or data privacy risks.

Transamerica maintains cyber liability insurance to help decrease the financial impact of cyber-attacks and information security events, subject to the terms and conditions of the policy; however, such insurance may not be sufficient to cover all applicable losses that Transamerica may suffer.

A breach of data privacy or security obligations may disrupt Transamerica’s business, damage Transamerica’s reputation and adversely affect financial conditions and results of operations. Pursuant to applicable laws, various government and semi-governmental and other administrative bodies have established numerous rules protecting the privacy and security of personal information and other confidential or sensitive information held by Transamerica. Notably, certain of Transamerica’s businesses are subject to laws and regulations enacted by US federal and state governments and/or various regulatory organizations relating to the privacy and/or information security of the information of customers, employees or others.

The New York Department of Finance Services (NYDFS), pursuant to its cybersecurity regulation, requires financial institutions regulated by the NYDFS, including certain Transamerica subsidiaries, to, among other things, satisfy an extensive set of minimum information security requirements, including but not limited to governance, management, reporting, policy, technology and control requirements. Other states have adopted similar cybersecurity laws and regulations.

Numerous other US state and federal laws also impose various information security and privacy related obligations with respect to Transamerica, including but not limited to the Gramm-Leach-Bliley Act and related state laws and implementing regulations (GLBA), the California Consumer Privacy Act (CCPA), the California Privacy Rights Act (CPRA), and the Health Insurance Portability and Accountability Act (HIPAA), among many others. These laws generally provide for governmental investigative and enforcement authority, and in certain cases provide for private rights of action.

Numerous other legislators and regulators with jurisdiction over Transamerica’s businesses are considering or have already enacted enhanced information security risk management and privacy laws and regulations, with the overall number and scope of such laws and regulations continuing to increase every year. A number of Transamerica companies are also subject to contractual restrictions with respect to the use and handling of the sensitive information of Transamerica’s clients and business partners.

Transamerica, and numerous of its systems, employees, third-party providers and business partners have access to, and routinely process, the personal information of consumers and employees. Transamerica relies on a large number of processes and controls to protect the confidentiality, integrity and availability of personal information and other confidential information that is accessible to, or in the possession of, Transamerica, its systems, employees and business partners. It is possible that a Transamerica or a third party’s employee, contractor, business partner or system could, intentionally or unintentionally, inappropriately disclose or misuse personal or confidential information. Transamerica’s data or data in its possession could also be the subject of an unauthorized information security attack. If Transamerica fails to maintain adequate processes and controls or if Transamerica or its business partners fail to comply with relevant laws and regulations, policies and procedures, misappropriation or intentional or unintentional inappropriate disclosure or misuse of personal information or other confidential information could occur. Such control inadequacies or non-compliance could cause disrupted operations and misstated or unreliable financial data, materially damage Transamerica’s reputation or lead to increased regulatory scrutiny or civil or criminal penalties or (class action) litigation, which, in turn, could have a material adverse effect on Transamerica’s business, financial condition and results of operations.

In addition, Transamerica analyzes personal information and customer data to better manage its business, subject to applicable laws and regulations and other restrictions. It is possible that additional regulatory or other restrictions regarding the use of such information may be imposed. Additional privacy and information security obligations have been imposed by various governments with jurisdiction over Transamerica or its subsidiaries in recent years, and more similar obligations are likely to be imposed in the near future across Transamerica’s operations. Such restrictions and obligations could have material impacts on Transamerica’s business, financial conditions and results of operations.

Market Risks

The market prices of a fund’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, government actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the fund’s securities and assets fall, the value of your investment will go down. A fund may experience a substantial or complete loss on any individual security or asset.

In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events (such as the spread of infectious disease), wars, terrorism, cybersecurity events, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a fund’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including a fund’s securities.

The pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in extreme volatility in the financial markets, a domestic and global economic downturn, severe losses, particularly to some sectors of the economy and individual issuers, and reduced liquidity of many instruments. There also have been significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; and widespread uncertainty regarding the duration and long-term effects of the pandemic. The domestic and global economic downturn may be prolonged. The pandemic may result in domestic and foreign political and social instability, damage to diplomatic and international trade relations, and continued volatility and/or decreased liquidity in the securities markets. Developing or emerging market countries may be more impacted by the pandemic.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, are taking extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by pushing interest rates to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Government actions to mitigate the economic impact of the pandemic have resulted in large expansion of government deficits and debt, the long-term consequences of which are not known. Rates of inflation have recently risen, which could adversely affect economies and markets. The pandemic could continue to adversely affect the value and liquidity of a fund’s investments, impair a fund’s ability to satisfy redemption requests, and negatively impact a fund’s performance.

Europe. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in conflicts and social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. On January 31, 2020, the United Kingdom withdrew from the European Union, commonly referred to as “Brexit.” Following a transition period, the United Kingdom’s post-Brexit trade agreement with the European Union passed into law in December 2020 and went into effect on January 1, 2021. There is significant market uncertainty regarding Brexit’s ramifications. The range and potential implications of possible political, regulatory, economic, and market outcomes cannot be fully known but could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. The United Kingdom has one of the largest economies in Europe and is a major trading partner with the other European Union countries and the United States. Brexit may create additional and substantial economic stresses for the United Kingdom, including a contraction of the United Kingdom’s economy, decreased trade, capital outflows, devaluation of the British pound, as well as a decrease in business and consumer spending and investment. The negative impact on not only the United Kingdom and European economies but also the broader global economy could be significant. Moreover, other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the European Union. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. The Ukraine has experienced ongoing military conflict; this conflict may expand and military conflicts could potentially occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. Whether or not a fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of a fund’s investments due to the interconnected nature of the global economy and capital markets.

INVESTMENT OBJECTIVES AND POLICIES

The investment objective of each Asset Allocation Subaccount and the strategies each Asset Allocation Subaccount employs to achieve its objective are described in the prospectus. There can be no assurance that an Asset Allocation Subaccount will achieve its objective.

Each Asset Allocation Subaccount’s investment objective and, unless otherwise noted, its investment policies and techniques may be changed by the Board without approval of shareholders. A change in the investment objective or policies of an Asset Allocation Subaccount may result in the Asset Allocation Subaccount having an investment objective or policies different from those which a shareholder deemed appropriate at the time of investment.

Whenever a Variable Funds or Asset Allocation Subaccount is requested to vote on a fundamental policy of a Fund, the Company will follow the procedures described in the prospectus under the section entitled “Voting Rights.”

INVESTMENT POLICIES

The Asset Allocation Subaccounts have liquidated. Please see section above titled “Transamerica Asset Allocation Variable Funds Subaccounts (No Longer Available for Allocations)” for additional information.

Fundamental Investment Policies

Fundamental investment policies of each Asset Allocation Subaccount may not be changed without the vote of a majority of the outstanding voting securities of the Asset Allocation Subaccount, defined under the 1940 Act as the lesser of (a) 67% or more of the voting securities of the Subaccount present at a shareholder/investor meeting, if the holders of more than 50% of the outstanding voting securities of the Asset Allocation Subaccount are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Asset Allocation Subaccount.

Each Asset Allocation Subaccount has adopted the following fundamental policies:

1. Senior Securities

The Asset Allocation Subaccount may not issue any senior security, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

2. Borrowing

The Asset Allocation Subaccount may not borrow money, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

3. Underwriting Securities

The Asset Allocation Subaccount may not engage in the business of underwriting the securities of other issuers except as permitted by the 1940 Act.

4. Concentration of Investments

The Asset Allocation Subaccount may not make any investment if, as a result, the Asset Allocation Subaccount’s investments will be concentrated in any one industry, as the relevant terms are used in the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.

Solely for purposes of the above fundamental investment policies, the “1940 Act” shall mean the Investment Company Act of 1940 and the rules and regulations thereunder, all as amended from time to time, or other successor law governing the regulation of investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (the “SEC”), the SEC staff or other authority, or exemptive or other relief or permission from the SEC, SEC staff or other authority.

5. Real Estate

The Asset Allocation Subaccount may not purchase or sell real estate except as permitted by the 1940 Act.

6. Commodities

The Asset Allocation Subaccount may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

7. Making Loans

The Asset Allocation Subaccount may not make loans, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

Additional Information about Fundamental Investment Policies:

The following provides additional information about each of the fundamental investment policies. This information does not form part of the fundamental investment policies.

With respect to the fundamental policy relating to borrowing money set forth in (1) above, the 1940 Act permits an Asset Allocation Subaccount to borrow money in amounts of up to one-third of the Asset Allocation Subaccount total assets from banks for any purpose, and to borrow up to 5% of the Asset Allocation Subaccount’s total assets from banks or other lenders for temporary purposes (the Asset Allocation Subaccount total assets include the amounts being borrowed). To limit the risks attendant to borrowing, the 1940 Act requires the Asset Allocation Subaccount’s to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Asset Allocation Subaccount’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.

With respect to the fundamental policy relating to underwriting set forth in (2) above, the 1940 Act does not prohibit an Asset Allocation Subaccount from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, the 1940 Act permits an Asset Allocation Subaccount to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of the Asset Allocation Subaccount’s underwriting commitments, when added to the value of the Asset Allocation Subaccount’s investments in issuers where the Asset Allocation Subaccount owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. An Asset Allocation Subaccount engaging in transactions involving the acquisition or disposition of investment option securities may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”). Under the 1933 Act, an underwriter may be liable for material omissions or misstatements in an issuer’s registration statement or prospectus. Securities purchased from an issuer and not registered for sale under the 1933 Act are considered restricted securities. If these securities are registered under the 1933 Act, they may then be eligible for sale but participating in the sale may subject the seller to underwriter liability. Although it is not believed that the application of the 1933 Act provisions described above would cause an Asset Allocation Subaccount to be engaged in the business of underwriting, the contract in (2) above will be interpreted not to prevent the Asset Allocation Subaccount from engaging in transactions involving the acquisition or disposition of investment option securities, regardless of whether the Asset Allocation Subaccount may be considered to be an underwriter under the 1933 Act.

With respect to the fundamental policy relating to lending set forth in (3) above, the 1940 Act does not prohibit an Asset Allocation Subaccount from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets. Each Asset Allocation Subaccount will be permitted by this policy to make loans of money, including to other funds, Asset Allocation Subaccounts, investment option securities or other assets. An Asset Allocation Subaccount would have to obtain exemptive relief from the SEC to make loans of money to other funds and Asset Allocation Subaccounts.

With respect to the fundamental policy relating to issuing senior securities set forth in (4) above, “senior securities” are defined as Asset Allocation Subaccount obligations that have a priority over the Asset Allocation Subaccount’s shares with respect to the payment of dividends or the distribution of Asset Allocation Subaccount’s assets. The 1940 Act prohibits an Asset Allocation Subaccount from issuing senior securities, except that the Asset Allocation Subaccount may borrow money in amounts of up to one-third of the Asset Allocation Subaccount’s total assets from banks for any purpose. An Asset Allocation Subaccount also may borrow up to 5% of the Asset Allocation Subaccount’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by an Asset Allocation Subaccount can increase the speculative character of the Asset Allocation Subaccount’s outstanding shares through leveraging.

With respect to the fundamental policy relating to real estate set forth in (5) above, the 1940 Act does not prohibit an Asset Allocation Subaccount from owning real estate; however, an Asset Allocation Subaccount is limited in the amount of illiquid assets it may purchase. To the extent that investments in real estate are considered illiquid, the current SEC staff position generally limits an Asset Allocation Subaccount’s purchases of illiquid investments to 15% of net assets. The policy in

(5) above will be interpreted not to prevent an Asset Allocation Subaccount from investing in real estate-related companies, companies whose businesses consist in whole or in part of investing in real estate, mortgage-backed securities instruments (like mortgages) that are secured by real estate or interests therein, or real estate investment trust securities. Investing in real estate may involve risks, including that real estate is generally considered illiquid and may be difficult to value and sell. In addition, owners of real estate may be subject to various liabilities, including environmental liabilities.

With respect to the fundamental policy relating to commodities set forth in (6) above, the 1940 Act does not prohibit an Asset Allocation Subaccount from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies and, possibly, currency futures). However, an Asset Allocation Subaccount is limited in the amount of illiquid assets it may purchase. To the extent that investments in commodities are considered illiquid, the current SEC staff position generally limits an Asset Allocation Subaccount’s purchases of illiquid investments to 15% of net assets.

With respect to the fundamental policy relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of an Asset Allocation Subaccount’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; securities of foreign governments; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country as an issuer’s domicile will not be considered an industry for purposes of the policy. A type of investment will not be considered to be an industry under the policy. The policy also will be interpreted to give broad authority to an Asset Allocation Subaccount as to how to classify issuers within or among industries.

The Asset Allocation Subaccount’s fundamental policies are written and will be interpreted broadly. For example, the policies will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC, its staff and others as they are given from time to time. When a policy provides that an investment practice may be conducted as permitted by the 1940 Act, the practice will be considered to be permitted if either the 1940 Act permits the practice or the 1940 Act does not prohibit the practice.

The investment practices described above involve risks. Please see the prospectus and this SAI for a description of certain of these risks.

Non-Fundamental Policies

The Asset Allocation Subaccounts have adopted the following non-fundamental policies, which may be changed by the Board without investor approval.

As a matter of operating policy, each Asset Allocation Subaccount may not:

(1)	Control of Investment Options. Invest in companies for the purpose of exercising management or control;

(2)

Illiquid Investments. Purchase a security if, as a result of such purchase, more than 15% of the value of each Asset Allocation Subaccount’s net assets would be invested in illiquid investments or other securities that are not readily marketable;

(3)	Oil and Gas Programs. Purchase participations or other direct interests or enter into leases with respect to, oil, gas, other mineral exploration or development programs;

(4)	Options. Invest in options;

(5)

Ownership of Investment Option Securities by Officers and Directors. Purchase or retain the securities of any issuer if, to the knowledge of the Board of the Asset Allocation Account, those officers and directors of TFLIC and TAM, who each owns beneficially more than .5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities;

(6)

Unseasoned Issuers. Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government or any foreign government, their agencies or instrumentalities) if, as a result, more than 5% of the value of each Subaccount’s total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years, including predecessors and unconditional guarantors; or

(7)	Warrants. Invest in warrants.

Each Asset Allocation Subaccount may invest more than 5% of its assets in any one Variable Funds Subaccount, and each Asset Allocation Subaccount may invest substantially all of its assets, collectively, in Variable Funds Subaccounts.

Because of their investment objectives and policies, the Asset Allocation Subaccounts will each concentrate more than 25% of their assets in the investment company industry. In accordance with the Asset Allocation Subaccounts’ investment programs set forth in the Prospectus, each of the Asset Allocation Subaccounts may invest more than 25% of its assets in certain of the Variable Funds Subaccounts. However, each of the Funds in which each Variable Funds Subaccount will invest will not concentrate more than 25% of its total assets in any one industry (except that the Money Market Fund reserves the right to concentrate 25% or more of its assets in obligations of domestic branches of domestic banks).

Commodity Exchange Act Registration

The Investment Manager has registered as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) with respect to its service as investment manager to Transamerica Inflation-Protected Securities Fund. Compliance with applicable Commodity Futures Trading Commission (“CFTC”) disclosure, reporting and recordkeeping regulations is expected to increase investment option expenses.

The Investment Manager relies on CFTC Rule 4.12(c)(3) with respect to Transamerica Inflation Protected Securities. CFTC Rule 4.12(c)(3) relieves the Investment Manager from certain CFTC recordkeeping, reporting and disclosure requirements. The remaining Funds are operated by the Investment Manager pursuant to an exclusion from registration as a CPO with respect to such Funds under the CEA, and therefore, are not subject to registration or regulation with respect to the Funds under the CEA. These Funds are limited in their ability to enter into commodity interests positions subject to CFTC jurisdiction.

ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES

The Asset Allocation Subaccounts have liquidated. Please see section above titled “Transamerica Asset Allocation Variable Funds Subaccounts (No Longer Available for Allocations)” for additional information.

Temporary Defensive Position

The Asset Allocation Funds Subaccounts have been liquidated.

Portfolio Turnover

The Asset Allocation Funds Subaccounts have been liquidated; Portfolio Turnover no longer applies.

Disclosure of Portfolio Holdings

The Asset Allocation Funds Subaccounts have been liquidated and no longer have any portfolio holdings.

MANAGEMENT OF THE ASSET ALLOCATION ACCOUNT

The management of each Asset Allocation Subaccount’s business and affairs is the responsibility of the Board of Directors of TFLIC. The Board of Directors of TFLIC has established a board (the “Managing Board”) and has delegated certain responsibilities for the operation of the Asset Allocation Subaccounts to the Managing Board. A majority of the members of the Managing Board will be non-interested persons as defined in Section 2(a)(19) of the 1940 Act. However, the members of the Managing Board also serve in similar positions with the mutual funds managed by TAM in which the Variable Funds Account invest (“Funds”). Thus, if the interests of an Asset Allocation Funds Subaccount and the Funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how these persons fulfill their fiduciary duties to that Asset Allocation Funds Subaccount and the Funds. The Board believes they have structured each Asset Allocation Funds Subaccount to avoid these concerns. However, it is conceivable that a situation could occur where proper action for an Asset Allocation Funds Subaccount could be adverse to the interests of a Fund, or vice versa. If such a possibility arises, the Trustees/Directors and Officers of the affected funds and TAM will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict.

Before approving any advisory contract, the Board, including a majority of the members who are not “interested persons” as defined in Section 2(a)(19) of the 1940 Act, must find that advisory fees charged under such contract are based on services provided that are in addition to, rather than duplicative of, services provided pursuant to any Fund advisory contract.

Board Members and Officers

The members of the Board (“Board Members”) are listed below.

Interested Board Member means a board member who may be deemed an “interested person” (as that term is defined in the 1940 Act) of the Board because of his current or former service with TAM or an affiliate of TAM. Independent Board Member means a Board Member who is not an “interested person” (as defined under the 1940 Act) of the Board.

The mailing address of each Board Member is c/o Secretary, 1801 California Street, Suite 5200, Denver, CO 80202.

The Board Members of the Board, their age, their positions with the Board, and their principal occupations for at least the past five years (their titles may have varied during that period) the number of funds in Transamerica Fund Family the Board oversees, and other board memberships they hold are set forth in the table below. The length of time served is provided from the date a Board Member became a member of the Board.

Interested Board Members

Name and Age	Position(s) Held with Board	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships During the Past Five Years
Marijn P. Smit (48)	Chairman of the Board, President and Chief Executive Officer	Since 2014	Chairman of the Board, President and Chief Executive Officer, TF, TST and TAAVF (2014-present); Chairman of the Board, President and Chief	114	Director, Massachusetts Fidelity Trust Company (2014-2021); Director, Aegon Global Funds (2016-present);

Executive Officer, TET (2017-2022); Chairman of the Board, President and Chief Executive Officer, Transamerica Partners Portfolio (“TPP”), Transamerica Partners Funds Group (“TPFG”) and Transamerica Partners Funds Group II (“TPFG II”) (2014 – 2018); Director, Chairman of the Board, President and Chief Executive Officer, Transamerica Asset Management, Inc. (“TAM”) and Transamerica Fund Services, Inc. (“TFS”) (2014-present); Senior Vice President, Transamerica Retirement Solutions LLC (2012 - present); Trust Officer, Massachusetts Fidelity Trust Company (2014 - 2021); President, Investment Solutions, Transamerica Investments & Retirement (2014-2016); Vice President, Transamerica Life Insurance Company (2010-2016); Vice President, Transamerica Premier Life Insurance Company (2010-2016); Senior Vice President, Transamerica Financial Life Insurance Company (2013 – 2016); Senior Vice President, Transamerica Retirement Advisors, Inc. (2013-2016) and President and Director, Transamerica Stable Value Solutions, Inc. (2010-2016)
Alan F. Warrick (73)	Board Member	Since 2012	Board Member, TF, TST, and TAAVF (2012-present); Board Member, TPP, TPFG and TPFG II (2012-2018); Senior Advisor, Lovell Minnick Equity Partners (2010-present); Retired 2010).	114	N/A

Independent Board Members

Sandra N. Bane (69)	Board Member	Since 2008	Retired (1999-present); Board Member, TF, TST and TAAVF (2008 – present); Board Member, TPP, TPFG and TPFG II (2008-2018); and Partner, KPMG (1975-1999)	114	Big 5 Sporting Goods (2002-present); Southern Company Gas (energy services holding company) (2008-present)
Leo J. Hill (65)	Lead Independent Board Member	Since 2002	Principal, Advisor Network Solutions, LLC (business consulting) (2006-present); Board Member, TST (2001-present); Board Member, TF (2002-present); Board Member, TAAVF (2007-present); Board Member, TPP, TPFG and TPFG II (2007-2018); Market President, Nations Bank of Sun Coast Florida (1998-1999); Chairman, President and Chief Executive Officer, Barnett Banks of Treasure Coast Florida (1994-1998); Executive Vice President and Senior Credit Officer, Barnett Banks of Jacksonville, Florida (1991-1994); and Senior Vice President and Senior Loan Administration Officer, Wachovia Bank of Georgia (1976-1991).	114	Ameris Bancorp (2013-present); Ameris Bank (2013-present)
Kathleen T. Ives (56)	Board Member	Since 2021	Board Member, TF, TST and TAAVF (2021-present); Retired (2019-present); Senior Vice President & Director of Internal Audit (2011-2019), Senior Vice President & Deputy General Counsel (2008-2011), OFI Global Asset Management, Inc.	114	Junior Achievement Rocky Mountain (non-profit organization) (2013-present); Institute of Internal Auditors, Denver Chapter (audit organization) (2017-2021).
Lauriann C. Kloppenburg (61)	Board Member	Since 2021	Board Member, TF, TST and TAAVF (2021-present); Director, Adams Funds (investment companies) (2017-present); Investment Committee Member, 1991 Office, LLC (family office) (2017-Present); Executive in Residence and Student Fund Advisory Board Member, Champlain College (2016-present); Executive in Residence, Bentley University (2015-2017); Chief Strategy Officer (2012-2013), Chief Investment Officer-Equity Group (2004-2012), Loomis Sayles & Company, L.P.	114	Trustees of Donations to the Protestant Episcopal Church (non-profit organization) (2010-present); Forte Foundation (non-profit organization) (2016-present)

Fredric A. Nelson III (64)	Board Member	Since 2017	Board Member, TF, TST and TAAVF (2017-present); Board Member, TPP, TPFG and TPFG II (2017-2018); Chief Investment Officer (“CIO”), Commonfund (2011-2015); Vice Chairman, CIO ING Investment Management Americas (2003-2009); Managing Director, Head of U.S. Equity, JP Morgan Investment Management (1994-2003); Managing Director, Head of Global Quantitative Investments Group, Bankers Trust Global Investment Management (1981-1994)	114	N/A
John E. Pelletier (57)	Board Member	Since 2017	Board Member, TF, TST and TAAVF (2017-present); Board Member, TPP, TPFG and TPFG II (2017-2018); Director, Center for Financial Literacy, Champlain College (2010-present); Co-Chair, Vermont Financial Literacy Commission with Vermont State Treasurer (2015-2018); Chairman Vermont Universal Children’s Higher Education Savings Account Program Advisory Committee (2015-2021); Founder and Principal, Sterling Valley Consulting LLC (a financial services consulting firm) (2009-2017); Independent Director, The Sentinel Funds and Sentinel Variable Products Trust (2013-2017); Chief Legal Officer, Eaton Vance Corp (2007-2008) and Executive Vice President and Chief Operating Officer, Natixis Global Associates (2004-2007); General Counsel (1997-2004), Natixis Global Associates.	114	N/A
Patricia L. Sawyer (71)	Board Member	Since 1993	Retired (2007-present); President/Founder, Smith & Sawyer LLC (management consulting) (1989-2007); Board Member, TF and TST (2007 – present); Board Member, TAAVF (1993-present); Board Member, TPP, TPFG and TPFG II (1993-2018); and Trustee, Chair of Finance Committee and Chair of Nominating Committee (1987 – 1996), Bryant University.	114	Honorary Trustee, Bryant University (1996-present)

John W. Waechter (69)	Board Member	Since 2005	Partner, Englander Fischer (2016-present) (law firm); Attorney, Englander Fischer (2008-2015); Retired (2004-2008); Board Member, TST (2004-present); Board Member, TF (2005-present); Board Member, TAAVF (2007-present); Board Member, TPP, TPFG, TPFG II (2007-2018); Employee, RBC Dain Rauscher (securities dealer) (2004); Executive Vice President, Chief Financial Officer and Chief Compliance Officer, William R. Hough & Co. (securities dealer) (1979-2004); and Treasurer, The Hough Group of Funds (1993-2004) (fund accounting).	114	Board Member, Operation PAR, Inc. (non-profit organization) (2008-present); Board Member, Remember Honor Support, Inc. (non-profit organization) (2013-2020) Board Member, WRH Income Properties, Inc. (real estate) (2014-present); Board Member, Boley PAR, Inc. (2016-present)

*	Each Board Member shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Board Member is terminated in accordance with the Trust’s Declaration of Trust.

OFFICERS

The mailing address of each officer is c/o Secretary, 1801 California Street, Suite 5200, Denver, CO 80202. The following table shows information about the officers, including their age, their positions held with the Board and their principal occupations during the past five years (their titles may have varied during that period). Each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.

Name and Year of Birth	Position	Term of Office and Length of	Principal Occupation(s) or Employment During Past Five Years
Time Served*
Marijn P. Smit (48)	Chairman of the Board, President and Chief Executive Officer	Since 2014	See Table Above.
Christopher A. Staples (51)	Vice President and Chief Investment Officer, Advisory Services	Since 2005	Vice President and Chief Investment Officer, Advisory Services, TF and TST (2007-present); Vice President and Chief Investment Officer, TET (2017-2022); Vice President and Chief Investment Officer, Advisory Services, TAAVF (2007-present); Vice President and Chief Investment Officer, Advisory Services, TPP, TPFG and TPFG II (2007-2018); Director (2005-2019), Senior Vice President (2006-present),Senior Director, Investments (2016-present), Chief Investment Officer, Advisory Services (2012-2016) and Lead Portfolio Manager (2007-present), TAM; Director, TFS (2005-2019); Trust Officer, Massachusetts Fidelity Trust Company (2010-present); Registered Representative (2007-2016), Transamerica Capital, Inc. (“TCI”); and Registered Representative, TFA (2005-present)

Thomas R. Wald (61)	Chief Investment Officer	Since 2014	Chief Investment Officer, TF, TST and TAAVF (2014-present); TET (2017-2022); Chief Investment Officer, TPP, TPFG and TPFG II (2014-2018); Director (2017 – 2020), Akaan Transamerica, S.A. de C.V., Sociedad Operadora de Fondos de Inversión;Chief Investment Officer, Transamerica Investments & Retirement (2014-2020); Senior Vice President and Chief Investment Officer, TAM (2014-present); Director, TFS (2019-present); and Trust Officer, Massachusetts Fidelity Trust Company (2015-present).
Vincent J. Toner (51)	Vice President and Treasurer	Since 2014	Vice President and Treasurer, TF, TST and TAAVF (2014-present), Vice President and Treasurer (2017-present), Vice President, Principal Financial Officer and Treasurer (2020-2022), TET; Vice President and Treasurer, TPP, TPFG and TPFG II (2014-2018); Vice President (2016-present), Treasurer (2016-2019), Vice President, Administration and Treasurer (2014-2016), TAM; Vice President, Administration and Treasurer (2014-2019), Senior Vice President (2019-present), TFS; Vice President (2016-present), TCI; and Trust Officer (2015-present), Massachusetts Fidelity Trust Company.
Molly Possehl (43)	Anti-Money Laundering Officer	Since 2019	Anti-Money Laundering Officer, TF, TST, and TAAVF (2019-present); Anti-Money Laundering Officer, TET (2019-2022); Assistant General Counsel, Transamerica Life Insurance Company/Aegon USA (2013-present); and Anti-Money Laundering Compliance Officer and Fraud Officer, Transamerica Life Insurance Company/Aegon USA (2015-present).
Francine J. Rosenberger (54)	Chief Compliance Officer	Since 2019	Chief Compliance Officer, Transamerica Funds, TST, and TAAVF (2019-present); Chief Compliance Officer (2019- present), TAM; Chief Compliance Officer. TET (2019-2022); General Counsel, Corporate Secretary and Fund Chief Compliance Officer, Steben & Company, Inc. (2013-2019).
Dennis P. Gallagher (50)	Chief Legal Officer and Vice President	Since 2021; 2006 - 2014	Chief Legal Officer and Secretary, TF, TST and TAAVF (2021-present and 2006 -2014); Assistant Secretary, TF, TST, TET and TAAVF (2019); Associate General Counsel, TAM, Mutual Funds and Latin American Operations (2017-present); Assistant Secretary (2019); Associate General Counsel, Latin American Operations and International Funds (2014-2017); Chairman of the Board, Aegon Global Funds (2013 - present); Director, Mongeral Aegon Seguros e Previdencia SA (2017- present); Vice

President, General Counsel and Secretary, TPP, TPFG and TPFG II (2007-2014); Assistant Vice President, TCI (2007-2014); Director, Senior Vice President, General Counsel, Operations and Secretary, TAM (2006-2014); and Director, Senior Vice President, General Counsel, Chief Administrative Officer and Secretary, TFS (2006-2014).
Kathryn L. Petty (44)	Assistant Treasurer	Since 2021	Assistant Treasurer, TF, TST and TAAVF (2021-present); and Senior Manager, Fund Administration, TAM (2014-present).
Timothy Bresnahan (53)	Assistant Secretary	Since 2020	Assistant Secretary, Transamerica Funds, TST and TAAVF (2020-present); Secretary. TET (2021-2022); Assistant Secretary, TET (2019-2021); Secretary, TET (2019); Senior Counsel, TAM (2008-present).

*	Elected and serves at the pleasure of the Board.

If an officer has held offices for different funds for different periods of time, the earliest applicable date is shown. No officer of the Board, except for the Chief Compliance Officer, receives any compensation from the Subaccounts.

Each of the Board Members, other than Messrs. Nelson, Pelletier, Smit and Warrick and Mses. Ives and Kloppenburg, previously served as a trustee or director of the TAM, Diversified or Premier fund family, and each Board Member was thus initially selected by the board of the applicable predecessor fund family. In connection with the consolidation of all “manager of managers” investment advisory services within Transamerica in 2007, a single board was established to oversee the TAM and Diversified fund families, and each of the Board Members, other than Meses. Bane, Ives and Kloppenburg, and Messrs. Nelson, Pelletier, Warrick and Smit, joined the Board at that time. The Board was established with a view both to ensuring continuity of representation by board members of the TAM and Diversified fund families on the Board and in order to establish a Board with experience in and focused on overseeing various types of funds, which experience would be further developed and enhanced over time. Ms. Bane joined the Board in 2008 when the Premier fund family was consolidated into Transamerica Mutual Funds. Mr. Smit joined the Board in 2014. Messrs. Nelson and Pelletier both joined the Board in 2017. Mses. Ives and Kloppenburg both joined the Board in 2021.

The Board believes that each Board Member’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Board Members lead to the conclusion that the Board possesses the requisite skills and attributes. The Board believes that the Board Members’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with TAM, the sub-advisers, other services providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support this conclusion. The Board also has considered the following experience, qualifications, attributes and/or skills, among others, of its members in reaching its conclusion: his or her character and integrity; such person’s service as a board member of a predecessor fund family (other than Mses. Ives and Kloppenburg and Messrs. Nelson, Pelletier, Smit and Warrick); such person’s willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Board Member; the fact that such person’s service would be consistent with the requirements of the retirement policies of the Board; as to each Board Member other than Mr. Smit and Mr. Warrick, his or her status as not being an “interested person” as defined in the 1940 Act; as to Mr. Smit, his status as a representative of TAM; and, as to Mr. Warrick, his former service in various executive positions for certain affiliates of TAM. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Board Member: Ms. Bane, accounting experience and experience as a board member of multiple organizations; Mr. Hill, financial and entrepreneurial experience as an executive, owner and consultant; Ms. Ives, audit, securities industry and compliance experience as a fund executive; Ms. Kloppenburg, investment management experience as an executive and board experience; Mr. Nelson, business experience, securities industry and fund executive experience; Mr. Pelletier, securities industry and fund legal and operations experience, entrepreneurial experience as an executive, owner and consultant, and board experience; Ms. Sawyer, management consulting and board experience; Mr. Waechter, securities industry and fund accounting and fund compliance experience, legal experience and board experience; Mr. Smit, investment management and insurance experience as an executive and leadership roles with TAM and affiliated entities; and Mr. Warrick, financial services industry experience as an executive and consultant with various TAM affiliates and other entities. References to the qualifications, attributes and skills of Board Members are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Board Member as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

The Board is responsible for overseeing the management and operations of the Funds. Mr. Smit serves as Chairman of the Board. Mr. Smit is an interested person of the Funds. Independent Board Members constitute more than 75% of the Board. The Board currently believes that an interested Chairman is appropriate and is in the best interests of the Funds and their shareholders, and that its committees, as further described below, help ensure that the Funds have effective and independent governance and oversight. The Board believes that an interested Chairman has a professional interest in the quality of the services provided to the Funds and that the Chairman is best equipped to provide oversight of such services on a day-to-day basis because of TAM’s sponsorship of the Funds and TAM’s ongoing monitoring of the investment sub-advisers that manage the assets of each Fund. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Board Members from management. The Independent Board Members also believe that they can effectively act independently without having an Independent Board Member act as Chairman. Among other reasons, this belief is based on the fact that the Independent Board Members represent over 75% of the Board.

Board Committees

The Board has two standing committees: the Audit Committee and Nominating Committee. Both the Audit Committee and Nominating Committee are chaired by an Independent Board Member and composed of all of the Independent Board Members. In addition, the Board has a Lead Independent Board Member.

The Lead Independent Board Member and the chairs of the Audit and Nominating Committees work with the Chairman to set the agendas for Board and committee meetings. The Lead Independent Board Member also serves as a key point person for dealings between management and the Independent Board Members. Through the board committees, the Independent Board Members consider and address important matters involving the funds/Subaccounts, including those presenting conflicts or potential conflicts of interest for management, and they believe they can act independently and effectively. The Board believes that its leadership structure is appropriate and facilitates the orderly and efficient flow of information to the Independent Board Members from management.

The Audit Committee, among other things, oversees the accounting and reporting policies and practices and internal controls of each Trust, oversees the quality and integrity of the financial statements of each Trust, approves, prior to appointment, the engagement of each Trust’s independent registered public accounting firm, reviews and evaluates the independent registered public accounting firm’s qualifications, independence and performance, and approves the compensation of the independent registered public accounting firm.

The Audit Committee also approves all audit and permissible non-audit services provided to each fund by the independent registered public accounting firm and all permissible non-audit services provided by each fund’s independent registered public accounting firm to TAM and any affiliated service providers if the engagement relates directly to each fund’s operations and financial reporting.

The Nominating Committee is a forum for identifying, considering, selecting and nominating, or recommending for nomination by the Board, candidates to fill vacancies on the Board. The Nominating Committee may consider diversity in identifying potential candidates, including differences of viewpoint, professional experience and skill, as well as such other individual qualities and attributes as it may deem relevant. The Nominating Committee has not adopted a formal procedure for the implementation, or for assessing the effectiveness, of its policy with regard to the consideration of diversity in identifying potential candidates.

When addressing vacancies, the Nominating Committee sets any necessary standards or qualifications for service on the Board and may consider nominees recommended by any source it deems appropriate, including management and shareholders. Shareholders who wish to recommend a nominee should send recommendations to the Board’s Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of Board Members. A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders. The Nominating Committee will consider all submissions meeting the applicable requirements stated herein that are received by December 31 of the most recently completed calendar year.

The Nominating Committee also identifies potential nominees through its network of contacts and may also engage, if it deems appropriate, a professional search firm. The committee meets to discuss and consider such candidates’ qualifications and then chooses a candidate by majority vote.

Risk Oversight

Through its oversight of the management and operations of the Subaccounts, the Board also has a risk oversight function, which includes (without limitation) the following: (i) requesting and reviewing reports on the operations of the Subaccounts (such as reports about the performance of the Subaccounts); (ii) reviewing compliance reports and approving compliance policies and procedures of the Subaccounts and their service providers; (iii) meeting with management to consider areas of risk and to seek assurances that adequate resources are available to address risks; (iv) meeting with service providers, including Asset Allocation Subaccount auditors, to review Asset Allocation Subaccount activities; and (v) meeting with the Chief Compliance Officer and other officers of the Subaccounts and their service providers to receive information about compliance, and risk assessment and management matters. Such oversight is exercised primarily through the Board and its Audit Committee but, on an ad hoc basis, also can be exercised by the Independent Board Members during executive sessions. The Board has emphasized to TAM and the sub-advisers the importance of maintaining vigorous risk management.

The Board recognizes that not all risks that may affect the Subaccounts can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Subaccounts’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board Members as to risk management matters are typically summaries of the relevant information. Most of the Subaccounts’ investment management and business affairs are carried out by or through TAM, its affiliates, the sub-advisers and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Subaccounts’ and each other in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations. In addition, some risks may be beyond the reasonable control of the Board, the Asset Allocation Subaccounts, TAM, its affiliates, the sub-advisers or other service providers.

In addition, it is important to note that each Asset Allocation Subaccount is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

Additional Information about the Committees of the Board

Both the Audit Committee and Nominating Committee are composed of all of the Independent Board Members. For the fiscal year ended December  31, 2022, the Audit Committee met [ ] times and the Nominating Committee met [ ] times.

Board Member Ownership of Equity Securities

The table below gives the dollar range of shares in the Transamerica Mutual Funds owned by each current Trustee as of December 31, 2022.

Transamerica Mutual Funds
Board Member	Aggregate Dollar Range of Equity Securities
Interested Board Members
Marijn P. Smit
Alan F. Warrick
Independent Board Members
Sandra N. Bane
Leo J. Hill
Kathleen T. Ives

Lauriann C. Kloppenburg
Fredric A. Nelson III
John E. Pelletier
Patricia L. Sawyer
John W. Waechter

Board Compensation

As of January 1, 2021, the Independent Board Members receive a base retainer of $330,000 from the funds/portfolio company/investment options of Transamerica Funds, TST and TAAVF.

The Board pays a pro rata share of these fees allocable to each series of the Board based on the relative assets of the series.

As of January 1, 2021, the Lead Independent Trustee of the Board receives an additional retainer of $63,000 per year. The Audit Committee Chairperson receives an additional retainer of $28,000 per year and the Nominating Committee Chairperson receives an additional retainer of $15,000 per year. Each Trust also pays a pro rata share allocable to each series of the Trust based on the relative assets of the series for the Lead Independent Trustee, Audit Committee Chairperson and Nominating Committee Chairperson retainers.

Any fees and expenses paid to an Interested Board Member and officers are paid by TAM or an affiliate and not by the Trust or any series, except that the compensation of the Chief Compliance Officer is paid as provided in the next sentence. A portion of the compensation of the Chief Compliance Officer is paid by TAM or an affiliate; the remaining portion is allocated ratably, based on relative net assets, among the mutual funds sponsored by TAM, including the series of the Trust.

Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan (the “Deferred Compensation Plan”). Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010 (the “Deferred Compensation Plan”), available to the Board Members, compensation may be deferred that would otherwise be payable by the Trust to an Independent Board Member on a current basis for services rendered as a Board Member. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the Board Members. The liability of each series of the Trust for these amounts is adjusted for market value changes in the elected investment fund(s) and remains a liability to the series until distributed in accordance with the Deferred Compensation Plan. Amounts deferred and accrued under the Deferred Compensation Plan are unfunded and unsecured claims against the general assets of the Trust.

Compensation Table

The Asset Allocation Funds Subaccount were liquidated effective October 28, 2022.

The following table provides the compensation amounts paid to the Independent Board Members by the Asset Allocation Account for the fiscal year ended December 31, 2022. Interested Board Members are not compensated by the Asset Allocation Account. Messrs. Smit and Warrick are compensated for their Board service by TAM or an affiliate of TAM.

Name of Trustee	Aggregate Compensation from Transamerica Asset Allocation - Short Horizon	Aggregate Compensation from Transamerica Asset Allocation - Intermediate Horizon	Aggregate Compensation from Transamerica Asset Allocation - Intermediate/Long Horizon
Sandra N. Bane
Leo J. Hill
Kathleen T. Ives
Lauriann C. Kloppenburg
Fredric A. Nelson III

Name of Trustee	Aggregate Compensation from Transamerica Asset Allocation - Short Horizon	Aggregate Compensation from Transamerica Asset Allocation - Intermediate Horizon	Aggregate Compensation from Transamerica Asset Allocation - Intermediate/Long Horizon
John Pelletier
Patricia L. Sawyer
John W. Waechter

Investor Communication Procedures With The Board

The Board Members of the Asset Allocation Account (collectively “Trusts” for this section) have adopted these procedures by which investors of the Asset Allocation Account (collectively, “shareholders”) may send written communications to the Board. Investors may mail written communications to the Board, addressed to the care of the Secretary of the Board (“Secretary”), as follows:

Board Members

Transamerica Asset Allocation Variable Funds

c/o Secretary

1801 California Street, Suite 5200

Denver, CO 80202

Each shareholder communication must (i) be in writing and be signed by the shareholder, (ii) identify the underlying series of the Trust to which it relates, and (iii) identify the class (if applicable) held by the shareholder. The Secretary is responsible for collecting, reviewing and organizing all properly submitted shareholder communications. Usually, with respect to each properly submitted shareholder communication, the Secretary shall either (i) provide a copy of the communication to the Board at the next regularly scheduled Board meeting or (ii) if the Secretary determines that the communication requires more immediate attention, forward the communication to the Board promptly after receipt. The Secretary may, in good faith, determine that a shareholder communication should not be provided to the Board because the communication (i) does not reasonably relate to a series of the Trust or its operation, management, activities, policies, service providers, Board, officers, shareholders or other matters relating to an investment in the Trust, or (ii) is ministerial in nature (such as a request for Trust literature, share data or financial information). These Procedures shall not apply to (i) any communication from an officer or Board Member of the Trust, (ii) any communication from an employee or agent of the Trust, unless such communication is made solely in such employee’s or agent’s capacity as a shareholder, (iii) any shareholder proposal submitted pursuant to Rule 14a-8 under the Securities Exchange Act of 1934 (“Exchange Act”) or any communication made in connection with such a proposal, or (iv) any communication that reasonably may be considered to be a complaint regarding the Trust or shareholder services, which complaint shall instead be promptly forwarded to the Trust’s Chief Compliance Officer. The Trustees are not required to attend each Trust’s shareholder meetings, if any, or to otherwise make themselves available to shareholders for communications, other than pursuant to these Procedures.

Code Of Ethics

The Asset Allocation Account, TAM, each sub-adviser and TCI have each adopted a Code of Ethics as required by applicable law, which is designed to prevent affiliated persons of the Asset Allocation Account, TAM, each sub-adviser and TCI from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Asset Allocation Subaccounts (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities.

Pursuant to Rule 17j-1 under the 1940 Act, the Asset Allocation Account, TAM, the sub-advisers and the distributor each have adopted a code of ethics that permits its personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Asset Allocation Subaccounts. All personnel must place the interests of clients first, must not act upon non-public information, must not take inappropriate advantage of their positions, and are required to fulfill their fiduciary obligations. All personal securities transactions by employees must adhere to the requirements of the codes of ethics and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee’s position of trust and responsibility.

Proxy Voting Policies and Procedures

TAM exercises voting discretion for the Asset Allocation Subaccounts. The proxy voting policies and procedures of TAM are attached hereto in Appendix A.

TAM’s proxy voting policy and procedures address material conflicts of interest that may arise between TAM or its affiliates and the Asset Allocation Subaccounts by either: (i) providing for voting in accordance with the recommendation of an independent third party or the Board; (ii) voting shares in the same proportion as the vote of all of the other holders of a fund’s shares; or (iii) obtaining the consent of the Board (or a Board Committee) with full disclosure of the conflict.

The Asset Allocation Account files Form N-PX, with the complete proxy voting records of the for the 12 months ended June 30th, no later than August 31st of each year. Form N-PX for the twelve months ended June 30, 2022 is available without charge upon request:

(1) On the Transamerica Funds website at:

https://www.transamerica.com/sites/default/files/files/e070d/TAAVF%20N-PX%202021.pdf

(2) on the SEC’s website at www.sec.gov.

https://www.sec.gov/Archives/edgar/data/1018953/000119312522231187/d355986dnpx.htm

INVESTMENT MANAGEMENT AND OTHER SERVICES

TAM and its affiliate provide investment management and other services to the Asset Allocation Subaccounts. Subject to the supervision of the Board, TAM and its affiliate are responsible for the design and implementation of each Asset Allocation Subaccount’s investment program, the oversight of each Subaccount’s business affairs and the provision of other administrative services, and the provision of transfer agency services to the Subaccounts.

The Investment Manager

The Board has entered into an Investment Advisory Agreement (“Advisory Agreement”), on behalf of each Asset Allocation Subaccount with TAM. TAM, located at 1801 California Street, Suite 5200, Denver, Colorado 80202, serves as the investment manager for the Asset Allocation Subaccounts. TAM provides continuous and regular investment management services to the Asset Allocation Subaccounts. TAM supervises each respective Asset Allocation Subaccount’s investments, conducts its investment program and provides supervisory, compliance and administrative services to each Asset Allocation Subaccount.

TAM is responsible for all aspects of the day–to-day management of the Asset Allocation Subaccounts. TAM’s investment management services also include the provision of supervisory and administrative services to each Asset Allocation Subaccount. These services include performing certain administrative services for the Asset Allocation Subaccounts and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Asset Allocation Subaccounts by State Street , to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Asset Allocation Subaccounts from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain aspects of Subaccount investments; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Subaccounts’ custodian and dividend disbursing agent and monitoring their services to the Subaccounts; assisting the Subaccounts in preparing reports to shareholders; acting as liaison with the Subaccounts’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Subaccounts.

For each of the Funds, TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations to the Funds.

TAM is directly owned by Transamerica Life Insurance Company (“TLIC”) (77%) and AUSA Holding, LLC (“AUSA”) (23%), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TLIC is wholly owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Advisory Agreement

TAM has agreed, under each Asset Allocation Subaccount’s Advisory Agreement, to regularly provide the Asset Allocation Subaccount with investment advisory services, including management, supervision and investment research and advice and shall furnish a continuous investment program for the Asset Allocation Subaccount’s selection of securities and other investments consistent with the Subaccount’s investment objectives, policies and restrictions as stated in the prospectus and SAI. TAM is permitted to enter into contracts with sub-advisers, subject to the Board’s approval.

As compensation for services performed, each Asset Allocation Subaccount pays TAM a fee computed daily at an annual rate of the Asset Allocation Subaccount’s average daily net assets as described below. TAM bears all expenses incurred by it in the performance of its duties under an Asset Allocation’s Subaccount Advisory Agreement. An Asset Allocation Subaccount bears all expenses not expressly assumed by TAM incurred in the operation of the Asset Allocation Subaccount and the offering of its shares.

The Advisory Agreement for an Asset Allocation Subaccount will terminate, unless sooner terminated as set forth therein, two years from its effective date, and will continue in effect from year to year thereafter, if continuance is specifically approved at least annually by (i) the vote of a majority of the Board Members who are not parties thereto or interested persons of any party thereto, cast in person at a meeting called for the purpose of voting on the approval of the terms of renewal, and by (ii) either the Board or the affirmative vote of a majority of the outstanding voting securities of that Asset Allocation Subaccount.

Each Advisory Agreement provides that TAM may render services to others. Under each Asset Allocation Subaccount’s Advisory Agreement, TAM assumes no responsibility other than to render the services called for by the Advisory Agreement in good faith, and TAM and its affiliates will not be liable for any error of judgment or mistake of law, or for any loss arising out of any investment or for any act or omission in the execution of securities transactions for the Subaccounts. TAM and its affiliates are not protected, however, against any liability to an Asset Allocation Subaccount to which TAM or an affiliate would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Advisory Agreement.

Each Advisory Agreement provides that it may be terminated with respect to any Asset Allocation Subaccount at any time, without the payment of any penalty, upon 60 days’ written notice to TAM, or by TAM upon 60 days’ written notice to the Subaccount. An Asset Allocation Subaccount may effect termination by action of the Board or by vote of a majority of the outstanding voting securities of the Asset Allocation Subaccount, accompanied by appropriate notice. The Advisory Agreement terminates automatically in the event of its “assignment” (as defined in the 1940 Act).

Investment Manager Compensation

TAM receives compensation calculated daily and paid monthly from the Asset Allocation Subaccounts. The Advisory fees each Asset Allocation Subaccount paid during the most recently ended fiscal year, as a percentage of each Asset Allocation Subaccount’s average daily net assets, are included in the prospectus.

Advisory Fees Paid by the Asset Allocation Subaccounts

The following tables set forth the total amounts the Asset Allocation Subaccounts paid to TAM (after waivers/expense reimbursements), and Advisory Fees Waived/Expenses Reimbursed by TAM to the Asset Allocation Subaccounts, if any, for the last three fiscal years.

	2021		2020		2019

Portfolio Companies	Earned	Waived	Earned	Waived	Earned	Waived
Transamerica Balanced II	629,952	0	$570,551	$161	$596,161	$6,435
Transamerica Government Money Market	2,692,628	3,863,689[1]	$3,449,152	$2,759,320	$3,323,724	$485,121
Transamerica High Quality Bond	661,862	23,538	$750,871	$25,698	$957,898	$31,052
Transamerica High Yield Bond	13,602,191	59,057	$10,816,428	$317,259	$1,030,009	$245,653
Transamerica Inflation-Protected Securities	449,639	28,209	$467,841	$27,330	$505,351	$60,560
Transamerica Intermediate Bond	6,872,986	28,500	$7,957,507	$36,908	$10,580,946	$54,954
Transamerica International Equity	37,328,911	171,319	$30,429,749	$102,388	$35,171,270	$98,681
Transamerica Large Core	883,425	0	$880,281	$0	$1,319,811	$687
Transamerica Large Growth	7,578,926	24,409	$5,769,991	$20,241	$5,213,678	$50,676
Transamerica Large Value Opportunities	1,719,995	3,352	$1,807,521	$8,190	$2,569,281	$4,984
Transamerica Small Cap Growth	2,154,593	357	$1,463,426	$16,959	N/A	N/A
Transamerica Small Cap Value	7,406,571	26	$1,126,455	$75,692	N/A	N/A

1 For the fiscal year ended 2021, TAM contributed an additional amount of $870,350 to Transamerica Government Money Market in connection with the maintenance of the yield

Expense Limitation

TAM has entered into an expense limitation agreement with the Trust on behalf of certain funds, pursuant to which TAM has agreed to implement an expense cap to limit the ordinary operating expenses of one or more share classes of those funds. The expense caps and waived fees and/or reimbursed expenses exclude, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, and other expenses not incurred in the ordinary course of the relevant fund’s business. TAM is permitted to recapture amounts waived and/or reimbursed to a class of a fund during the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class, but only if, after such recapture, the class’s expense ratio does not exceed the current expense cap or any other lower limit then in effect for the class. These recapture arrangements may be limited or terminated under certain circumstances. The expense limitation agreement continues automatically for one-year terms unless TAM provides written notice to the Trust prior to the end of the then-current term. In addition, the agreement will terminate automatically upon termination of the Management Agreement.

In addition, TAM or any of its affiliates, in addition to any contractual expense limitation arrangements in effect from time to time, may voluntarily waive fees and/or reimburse expenses of one or more classes of Transamerica Government Money Market to such level(s) as the Trust’s officers may reasonably determine from time to time in an effort to prevent the fund’s yield from falling below zero. Any such waiver or expense reimbursement may be discontinued by TAM or its affiliates at any time. TAM is entitled to reimbursement by the applicable class(es) of the fund of any amounts so waived and/or reimbursed by TAM or any of its affiliates during the previous 36 months so long as the reimbursement does not cause the class’s effective daily yield to be negative. Any reimbursement of amounts voluntarily waived and/or reimbursed may result in the class’s expenses exceeding the contractual expense cap for the class. There is no guarantee that Transamerica Government Money Market will be able to prevent a negative yield.

PORTFOLIO MANAGER INFORMATION

Information regarding other accounts for which any portfolio manager is primarily responsible for the day-to-day investment advice and management or recommendations, a description of any material conflict of interest that may arise in connection with the portfolio manager’s management of the Asset Allocation Subaccount’s investments, the structure of, and method used to determine, the compensation of each portfolio manager and the dollar range of equity securities in the Asset Allocation Subaccount that invests in a Subaccount beneficially owned by each portfolio manager are provided below.

In addition to managing the assets of each Asset Allocation Subaccount, a portfolio manager may have responsibility for managing other client accounts of the applicable adviser or its affiliates. The tables below show, per portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than each Asset Allocation Subaccount, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by a portfolio manager. Total assets attributed to a portfolio manager in the tables below include total assets of each account managed, although a portfolio manager may only manage a portion of such account’s assets. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of each Asset Allocation Subaccount’s most recent fiscal year end, except as otherwise noted.

Compensation

The portfolio managers were compensated through a fixed salary and cash bonuses that are awarded for contributions to the firm. Generally, annually, the executive officers of TAM, in consultation with the other senior management, determine the bonus amounts for each portfolio manager. Bonuses may be a significant portion of a portfolio manager’s overall compensation. Bonuses are not guaranteed. Presently we have no deferred compensation arrangements.

Conflicts of Interest

It is possible that conflicts of interest may arise in connection with the portfolio managers’ management of the Asset Allocation Funds on the one hand and other accounts for which the portfolio managers are responsible on the other. TAM has policies and procedures in place to mitigate potential conflicts of interest.

Ownership of Securities

As of December 31, 2022, the portfolio manager(s) did not beneficially own any shares of the Asset Allocation Subaccounts.

Administrative Services

TAM provides supervisory and administrative services to the Asset Allocation Account pursuant to the Investment Advisory Agreement with the Asset Allocation Account. TAM provided each Asset Allocation Subaccount with certain administrative services, including: maintaining records, and registering and qualifying each Asset Allocation Subaccount’s units under federal and state laws; monitoring the financial, accounting, and administrative functions of each Asset Allocation Subaccount; maintaining liaison with the agents employed by each Asset Allocation Subaccount such as the custodian; assisting each Asset Allocation Subaccount in the coordination of such agents’ activities; and permitting TAM’s employees to serve as officers, managing board members, and committee members of the Asset Allocation Account without cost to the Asset Allocation Account. The agreement provides that TAM may render services to others as administrator. In addition, the agreement terminates automatically if it is assigned. The agreement also provides that neither TAM nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in connection with any Asset Allocation Subaccount, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their duties or obligations under said agreements.

Conflicts of Interest

TAM and its affiliates, directors, officers, employees and personnel (collectively, for purposes of this section, “Transamerica”), including the entities and personnel who may be involved in the management, operations or distribution of the Asset Allocation Subaccounts are engaged in a variety of businesses and have interests other than that of managing the Asset Allocation Subaccounts. Transamerica is a global financial services company with many lines of business providing a wide range of financial services. The broad range of activities and interests of Transamerica gives rise to actual, potential and perceived conflicts of interest that could affect the Asset Allocation Subaccounts and their investors.

Certain actual and potential conflicts of interest are described below. This is not, and is not intended to be, a complete enumeration or description of all the actual and potential conflicts that may arise. Additional or unanticipated conflicts of interest may arise from time to time in the ordinary course of Transamerica’s various businesses.

Transamerica manages or advises other funds and products in addition to the Asset Allocation Subaccounts (collectively, the “Other Accounts”). In some cases Transamerica oversees sub-advisers who provide the day-to-day investment advice and recommendations with respect to the Other Accounts, and in other cases Transamerica itself performs all aspects of the day-to-day management. Certain Other Accounts have investment objectives similar to those of the Asset Allocation Subaccounts and/or engage in transactions in the same types of securities and instruments as the Asset Allocation Subaccounts. Such transactions could affect the prices and availability of the securities and instruments in which an Asset Allocation Subaccount invests, and could have an adverse impact on the Asset Allocation Subaccount’s performance. Other Accounts may buy or sell positions while the Asset Allocation Subaccounts are undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the Asset Allocation Subaccounts. A position taken by Transamerica, on behalf of one or more Other Accounts, may be contrary to a position taken on behalf of an Asset Allocation Subaccount or may be adverse to a company or issuer in which the Asset Allocation Subaccount has invested.

The results of the investment activities of the Asset Allocation Subaccounts may differ significantly from the results achieved for Other Accounts. Transamerica may give advice, and take action, with respect to any current or future Other Accounts that may compete or conflict with advice TAM may give to, or actions TAM may take for, the Asset Allocation Subaccounts. Transamerica may receive more compensation with respect to certain Other Accounts than that received with respect to the Asset Allocation Subaccounts or may receive compensation based on the performance of certain Other Accounts. Transamerica personnel may have greater economic and other interests in certain Other Accounts promoted or managed by such personnel as compared to the Asset Allocation Subaccounts.

Transamerica and other financial service providers have conflicts associated with their promotion of the Asset Allocation Subaccounts or other dealings with the Asset Allocation Subaccounts that would create incentives for them to promote the Asset Allocation Subaccounts. Transamerica will directly or indirectly receive a portion of the fees and/or commissions charged to the Asset Allocation Subaccounts or their shareholders. Transamerica will also benefit from increased amounts of assets under management. These compensation matters create a financial incentive on the part of Transamerica to recommend the Asset Allocation Subaccounts over other accounts or products or to effect transactions differently in the Asset Allocation Subaccounts as compared to other accounts or products. Transamerica has an interest in increasing Asset Allocation Subaccount assets, including in circumstances when that may not be in the Asset Allocation Subaccounts’ or their investors’ interests.

Transamerica (or their affiliates), out of their past profits and other available sources, provide cash payments or non-cash compensation to brokers and other financial intermediaries to promote the distribution of the Asset Allocation Subaccounts and Other Accounts or the variable insurance contracts that invest in certain Other Accounts. These arrangements are sometimes referred to as “revenue sharing” arrangements. The amount of revenue sharing payments is substantial and may be substantial to any given recipient. The presence of these payments and the basis on which an intermediary compensates its registered representatives or salespersons may create an incentive for a particular intermediary, registered representative or salesperson to highlight, feature or recommend the Asset Allocation Subaccounts or Other Accounts, at least in part, based on the level of compensation paid. Revenue sharing payments benefit Transamerica to the extent the payments result in more assets being invested in the Asset Allocation Subaccounts and Other Accounts on which fees are being charged. Certain fund sub-advisers (or their affiliates) make revenue sharing payments to Transamerica in connection with investments by holders of variable insurance contracts and other retirement products in funds advised by the sub-adviser (or its affiliates)that are offered in Transamerica insurance and retirement products. Certain sub-advisers have funds that are offered in these products which make Rule 12b-1 and/or other payments to Transamerica. Certain fund sub-advisers (or their affiliates) also make revenue sharing payments to Transamerica for their participation in functions, events and meetings sponsored by Transamerica. These payments present certain conflicts of interest and may provide a disincentive for TAM to recommend the termination of such sub-advisers.

Certain Other Accounts are offered as investment options through variable insurance contracts and other retirement products offered and sold by Transamerica insurance companies. TAM also acts as an investment manager with respect to an asset allocation program offered for use in certain variable insurance contracts issued by Transamerica insurance companies. The performance of the Other Accounts and/or asset allocation models impacts Transamerica’s financial exposure under guarantees that the Transamerica insurance companies provide as issuers of the variable insurance contracts. TAM’s investment decisions and the design of the applicable funds and Other Accounts may be influenced by these factors. For example, fund or Other Account being managed or designed in a more conservative fashion may help reduce potential losses and/or mitigate financial risks to the Transamerica insurance companies that provide the guarantees, and facilitate the provision of those guaranteed benefits, including by making more predictable the costs of the guarantees and by reducing the capital needed to provide them. In addition, certain asset allocation models may include Other Accounts as investment options, and Transamerica will receive more revenue if TAM selects such Other Accounts to be included in the models.

TAM serves as investment advisor to and is responsible for all aspects of the day-to-day investment advice and management of certain funds and Other Accounts which operate as funds of funds and asset allocation accounts that invest in affiliated underlying investments and/or Other Accounts, and TAM is subject to conflicts of interest in allocating the funds of fund’s assets among the underlying fund or Other Accounts. For certain funds and Other Accounts that operate as funds of funds, TAM has hired a sub adviser or portfolio construction manager and is subject to conflicts of interest in connection with the selection and allocation by the sub-adviser or portfolio construction manager of the assets of the fund of funds or Other Account. TAM has designed certain funds and Other Accounts that operate as funds of funds where only affiliated funds are underlying investment options. This means that TAM or the fund of funds’ sub-adviser or portfolio construction managers, as applicable, does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for these funds and Other Accounts. Transamerica will receive more revenue when it or a sub-adviser or portfolio construction manager selects an affiliated fund rather than an unaffiliated fund for inclusion in a fund of funds. This conflict may provide an incentive for TAM to include affiliated funds as investment options for funds of funds and, when making the underlying fund selections, to cause investments by funds of funds in affiliated funds that perform less well than unaffiliated funds. The inclusion of affiliated funds will also permit TAM and/or the sub-adviser to make increased revenue sharing payments, including to Transamerica. TAM has an incentive for a fund or Other Account’s assets to be allocated to those underlying investments or Other Accounts for which the net management fees payable to TAM are higher than the fees payable by other underlying investments or Other Accounts or to those underlying investments or Other Accounts for which an affiliate of TAM serves as the sub-adviser. TAM also has an incentive for a fund or Other Account’s assets to be allocated subscale underlying investments or Other Accounts to provide scale and reduce amounts waived and/or reimbursed by TAM to maintain applicable expense caps. Sub-advisers to certain funds or funds and certain funds or funds that are Other Accounts also have conflicts of interest in allocating the funds of funds’ assets among underlying investments, including where the sub-adviser acts as investment adviser or sub-adviser to available underlying investments. TAM Compliance monitors allocation changes by the funds of funds.

TAM may have a financial incentive to implement certain changes to the Asset Allocation Subaccounts or Other Accounts. TAM may, from time to time, recommend a change in sub-adviser or a fund combination. Transamerica will benefit to the extent that an affiliated sub-adviser replaces an unaffiliated sub-adviser or additional assets are combined into a fund or Other Account having a higher management or advisory fee payable to TAM and/or that is sub-advised by an affiliate of TAM. TAM will also benefit to the extent that it replaces a sub-adviser with a new sub-adviser with a lower sub-advisory fee. Any recommendation to the Board concerning the appointment of or continued service of an affiliated sub-adviser for a fund or a fund combination, is subject to TAM’s fiduciary duty to act in the best interests of a fund and its shareholders. Moreover, TAM’s “manager of managers” exemptive order from the SEC requires shareholder approval of any sub-advisory agreement appointing an affiliated sub-adviser as the sub-adviser to a fund (in the case of a new fund, the initial sole shareholder of the fund, typically an affiliate of Transamerica, may provide this approval).

The aggregation of assets of multiple funds or Other Accounts for purposes of calculating breakpoints in sub-advisory fees based on the level of assets allocated to a sub-adviser across funds and/or Other Accounts or otherwise, as applicable, give rise to actual, potential and/or perceived conflicts of interest that could disadvantage the funds and their shareholders. Such aggregation of assets may create incentives for TAM to select sub-advisers, or allocate additional assets to a sub-adviser, where the selection or allocation may serve to lower a sub-advisory fee and possibly increase the management fee retained by TAM and provides a disincentive for TAM to recommend the termination of a sub-adviser from a fund if the termination will cause the sub-advisory fee payable by TAM to increase on a fund and/or Other Account that aggregates its assets with the fund or if the assets of the fund are counted as part of a sub-advisory fee discount arrangement. TAM is a fiduciary for shareholders in the funds and must act in their best interests. As a fiduciary, TAM must put the interests of the funds ahead of its own interests (or the interests of its affiliates), and must conduct the affairs of the funds as would prudent and experienced money managers. Any decision by TAM to recommend the hiring, retention or termination of a sub-adviser for a fund to the fund’s Board and, if required, fund shareholders/investors, must serve the interests of shareholders in that fund without taking into account any potential benefit or harm to any other fund or Other Account or Transamerica.

Brokerage Allocation and Other Practices

The Asset Allocation Subaccounts are subaccounts investing in the Variable Funds Subaccounts and therefore do not participate directly in securities transactions or directly use any broker-dealers.

Brokerage Commissions Paid Affiliated Brokers

The Asset Allocation Subaccounts incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the year ended December 31, 2022.

Sale of Contracts/Principal Underwriter

Transamerica Capital, Inc. (“TCI”), which is an affiliate of TFLIC, is the principal underwriter and distributor of the Contracts which were sold by registered representatives who were also licensed insurance agents of TFLIC. We have discontinued new sales of the Contracts. TCI is registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority.

TCI will not receive underwriting commissions. Registration as a broker-dealer does not mean that the SEC has passed upon the financial standing, fitness or conduct of any broker or dealer, or upon the merits of any security offering or upon any other matter relating to the business of any broker or dealer.

Custodian

State Street, located at One Iron Street, Boston, MA 02110, serves as the Trust’s custodian. State Street, among other things, maintains a custody account or accounts in the name of each underlying investment, receives and delivers all assets for the underlying investments upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of the underlying investments and makes disbursements on behalf of the underlying investments. State Street neither determines the underlying investments’ investment policies nor decides which securities the Portfolios will buy or sell. For its services, State Street receives a monthly fee based upon the daily average market value of securities held in custody and also receives securities transaction charges, including out-of-pocket expenses. The Portfolios may also periodically enter into arrangements with other qualified custodians with respect to certain types of securities or other transactions such as repurchase agreements or derivatives transactions. State Street may also act as the Asset Allocation Subaccounts’ securities lending agent and in that case would receive a share of the income generated by such activities.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Unit Value Determination

TFLIC determines the unit value of each Subaccount each day on which the New York Stock Exchange (“NYSE”) is open for business. The unit value is not determined in days when the NYSE is closed (generally, New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.) This daily determination of unit value is made as of the close of regular trading on the NYSE, currently 4:00 p.m., New York time unless the NYSE closes earlier, by dividing the total assets of a Subaccount less all of its liabilities, by the total number of units outstanding at the time the determination is made. Purchases and redemptions will be effected at the time of determination of unit value next following the receipt of any purchase or redemption order deemed to be in good order.

Units of each Variable Funds Subaccount are valued based upon the valuation of the securities held by the corresponding Underlying Investment in which the assets of the particular Variable Funds Subaccount are invested. Therefore, the valuation of units of the Variable Funds Subaccounts depends on the valuation policies of the Underlying Investments.

HISTORICAL PERFORMANCE DATA

Money Market Yields

We may from time to time disclose the current annualized yield of the money market Subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects

(i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a contract that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.

Current Yield = ((NCS * ES)/UV) * (365/7)
Where
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

ES	=	Per unit expenses of the Subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a contract, the yield for the money market Subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. We may also disclose the effective yield of the money market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula

Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of one Subaccount unit.
ES	=	Per unit expenses of the Subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the money market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.

Total Returns

We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using Subaccount unit values which we calculate on each Business Day based on the performance of the Separate Account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. The total return will then be calculated according to the following formula.

P (1 + T)N = ERV

Where:

The average annual total return net of Subaccount
T	=	recurring charges.
ERV	=	The ending redeemable value of the hypothetical
P	=	account at the end of the period.
N	=	A hypothetical initial payment of $1,000.
The number of years in the period.

Other Performance Data

We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.

We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula.

CTR = (ERV / P)-1

Where:

CT	=	The cumulative total return net of Subaccount recurring
R	=	charges for the period.
ER	=	The ending redeemable value of the hypothetical
V	=	investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular Subaccount commenced operations. Such performance information for the Subaccounts will be calculated based on the performance of the various portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of contract charges that are currently in effect.

SERVICES

We perform administrative services for the contracts. These services include issuance of the contracts, maintenance of records concerning the contracts, and certain valuation services.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

This section to be completed by amendment.

FINANCIAL STATEMENTS

This section to be filed by amendment.

APPENDIX A — PROXY VOTING POLICIES

Transamerica Asset Management, Inc.

Proxy Voting Policies and Procedures (“TAM Proxy Policy”)

1. BACKGROUND

Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (”Advisers Act”) requires advisers to adopt and implement policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. These policies and procedures must be in writing and must describe how the adviser addresses material conflicts between its interests and those of its clients with respect to proxy voting.

Rule 206(4)-6 also requires each investment adviser to (1) disclose to clients how they may obtain information from the adviser about how it voted with respect to their respective securities; and (2) describe to clients its proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.

Accordingly, Transamerica Asset Management, Inc. (“TAM”) has adopted and implements written procedures designed to enable it to identify, address and monitor potential conflicts of interest.

2. POLICY

TAM recognizes that proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to secure the best long-term interests of the advisory clients of TAM. TAM’s proxy voting policies and procedures are designed to implement TAM’s duty to vote proxies in clients’ best interests.

3. SUB-ADVISED REGISTERED INVESTMENT COMPANIES

TAM has delegated the responsibility to exercise voting authority with respect to securities held in the portfolios of the registered investment companies for which one or more sub-advisers TAM has been retained as sub-adviser(s) for each such portfolio. The proxy voting policies and procedures of the respective sub-advisers are used to determine how to vote proxies relating to securities held by the remainder of the funds and portfolio.

4. ASSET ALLOCATION REGISTERED INVESTMENT COMPANIES

TAM exercises voting discretion for the Horizon Asset Allocation Funds and the Transamerica 60/40 Allocation VP of the Transamerica Series Trust as well as for the Asset Allocation Subaccounts.

TAM manages portfolios for the Transamerica Funds, the Transamerica Series Trust, Transamerica Exchange Traded Funds and Asset Allocation Subaccounts (collectively, the “Funds”). TAM may invest an Asset Allocation Subaccount in units of the Variable Funds Subaccounts, which in turn invest in shares of the Funds. If a Fund solicits a proxy for which an Asset Allocation Subaccount is entitled to vote, TAM’s interests as manager of the Fund might appear to conflict with the interests of the shareholders of the Asset Allocation Subaccount. In these cases, TAM’s proxy voting policy and procedures address material conflicts of interest that may arise between TAM, and/ or its affiliates and the funds by either: (i) providing for voting in accordance with the recommendation of an independent third party or the Board; (ii) voting shares in the same proportion as the vote of all of the other holders of a fund’s shares; or (iii) obtaining the consent of Managing the Board (or a Board Committee) with full disclosure of the conflict.

Revision History

Date: 4/30/2020

Updated to reflect new format, standalone from fund policy and current processes.

PART C

OTHER INFORMATION

Item 27.         Exhibits

Exhibit No:		Description

(a)		Board of Directors Resolution
	(i)	Any form of Form N-4 exhibits previously filed with the Commission as part of Pre-Effective Amendment No. 1 dated July 7, 1994 to the Registrant’s N-4 Registration Statement, Registration No. 33-73734 under the Securities Act of 1933, are incorporated herein by reference. (P)

(b)		Custodian Agreements. Not applicable

(c)		Underwriting Contracts
(c)	(i)	Underwriting Agreement with Transamerica Capital, Inc. (i)

(d)		Contracts
	(i)	Any form of Form N-4 exhibits previously filed with the Commission as part of Pre-Effective Amendment No. 1 dated July 7, 1994 to the Registrant’s N-4 Registration Statement, Registration No. 33-73734 under the Securities Act of 1933, are incorporated herein by reference. (P)

(e)		Applications
	(i)	Any form of Form N-4 exhibits previously filed with the Commission as part of Pre-Effective Amendment No. 1 dated July 7, 1994 to the Registrant’s N-4 Registration Statement, Registration No. 33-73734 under the Securities Act of 1933, are incorporated herein by reference. (P)

(f)		Depositor’s Certificate of Incorporation and By-laws

	(i)	Any form of Form N-4 exhibits previously filed with the Commission as part of Pre-Effective Amendment No. 1 dated July 7, 1994 to the Registrant’s N-4 Registration Statement, Registration No. 33-73734 under the Securities Act of 1933, are incorporated herein by reference. (P)

(g)		Reinsurance Contracts. Not applicable

(h)		Participation Agreements
	(i)	Any form of Form N-4 exhibits previously filed with the Commission as part of Pre-Effective Amendment No. 1 dated July 7, 1994 to the Registrant’s N-4 Registration Statement, Registration No. 33-73734 under the Securities Act of 1933, are incorporated herein by reference. (P)

(i)		Administrative Contracts.
	(i)	Any form of Form N-4 exhibits previously filed with the Commission as part of Pre-Effective Amendment No. 1 dated July 7, 1994 to the Registrant’s N-4 Registration Statement, Registration No. 33-73734 under the Securities Act of 1933, are incorporated herein by reference. (P)

(j)		Other Material Contracts. Not applicable.

(k)		Legal Opinion
	(i)	Opinion and Consent of Counsel. To be filed by amendment.

(l)		Other Opinions
	(i)	Consent of Independent Registered Public Accounting Firm. To be filed by amendment.

(m)		Omitted Financial Statements. Not applicable

(n)		Initial Capital Agreements. Not applicable

(o)		Form of Initial Summary Prospectuses. Filed herewith.

(p)		Powers of Attorney. Filed Herewith

Note
	(1)	Incorporated herein by reference to the Post-Effective Amendment No. 30 to Form N-4 (File No. 33-73734) filed on February 28, 2008.

Item 28. Directors and Officers of the Depositor (Transamerica Financial Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor
Jamie Ohl 1801 California St. Suite 5200 Denver, CO 80202	President and Chief Executive Officer, Individual Solutions Division
Bonnie T. Gerst 6400 C Street SW Cedar Rapids, IA 52499	Director and Chairman of the Board
Christopher S. Fleming 100 Light Street Baltimore, MD 21202	Director and Chief Operating Officer, Individual Solutions
Gregory E. Miller-Breetz 100 Light Street Baltimore, MD 21202	Director and Secretary and Senior Vice President
Matt Kepler 100 Light Street Baltimore, MD 21202	Chief Financial Officer, Executive Vice President and Treasurer
Zachary Harris 6400 C Street SW Cedar Rapids, IA 52499	Director, Chief Operating Officer, Workplace Solutions Division
Wendy E. Cooper 245 East 93 Street New York, NY 10128	Director
Anne C. Kronenberg 187 Guard Hill Road Bedford Corner, NY 10549	Director
June Yuson 245 East 93rd Street New York, NY 10128	Director

Item 29. Persons Controlled by or under Common Control with the Depositor or Registrant.

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
AEGON Affordable Housing Debt Fund I, LLC	Delaware	Members: AHDF Manager I, LLC (0.01%), Mangaging Member; Transamerica Life Insurance Company (5%); non-AEGON affiliates: Dominium Taxable Fund I, LLC (94.99%)	Affordable housing loans
AEGON AM Funds, LLC	Delaware	AEGON USA Investment Management, LLC is the Manager; equity will be owned by clients/Investors of AEGON USA Investment Management, LLC	To serve as a fund for a client and offer flexilbility to accommodate other similarly situated clients.
AEGON AM Private Equity Partners I, LLC	Delaware	Sole Member: AEGON USA Investment Management, LLC	Investments
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding, LLC	Registered investment advisor
Aegon Community Investments 50, LLC	Delaware

Members: Aegon Community Investments 50, LLC (0.10%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Life Insurance Company (25.49750%); non-AEGON affiliate, Citibank, N.A. (48.9950%)

Investments
Aegon Community Investments 51, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 52, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 53, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 54, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 55, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Aegon Community Investments 56, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Aegon Community Investments 57, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 58, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 59, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

As of 6/30/2022	Page 1

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon Community Investments 60, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 61, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 62, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 63, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 64, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 65, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 66, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 67, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Life Insurance Company owns 73.548%; Commonwealth General Corporation owns 26.452%	Marketing company
AEGON Direct Marketing Services International, LLC	Maryland	100% AUSA Holding, LLC	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Energy Management, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Funding Company, LLC.	Delaware	Sole Member: Transamerica Corporation	Issue debt securities-net proceeds used to make loans to affiliates
Aegon Global Services, LLC	Iowa	Sole Member: Commonwealth General Corporation	Holding company
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

As of 6/30/2022	Page 2

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon LIHTC Fund 50, LLC	Delaware	Members: Members: Managing Member - Aegon Community Investments 50, LLC (0%); Aegon LIHTC Fund 63, LLC (51.0049%); non- affiliate of AEGON, Citibank, N.A. (48.9951%)	Investments
Aegon LIHTC Fund 51, LLC	Delaware	Members: Aegon Community Investments 51, LLC (.01%) as Managing Member; non-affiliate of AEGON, Citibank, N.A. (99.99%)	Investments
Aegon LIHTC Fund 52, LLC	Delaware

Members: Transamerica Financial Life Insurance Company (10.18%); Transamerica Life Insurance Company (1%); Managing Member - Aegon Community Investments 52, LLC (0.01%); non-affiliates of AEGON, Citibank, N.A. (49%); California Bank & Trust (5.21%); Pacific West Bank (7.58%); Ally Bank (11.35%); US Bank (7.58%); Bank of the West (7.46%)

Investments
Aegon LIHTC Fund 54, LLC	Delaware	Non-Member Manager Aegon Community Investments 54, LLC (0%); Members: non-affiliate of Aegon, FNBC Leasing Corporation (100%)	Investments
Aegon LIHTC Fund 55, LLC	Delaware

Members: Managing Member - Aegon Community Investments 55, LLC (.01%); Transamerica Life Insurance Company (2.82%); non-affiliates of AEGON, Bank of Hope (14.26%); CMFG Life Insurance Company (9.72%); Citibank, N.A. (21.69%); ZB National Association (1.81%); Ally Bank (8.21%); U.S. Bancorp Community Development Corporation (22.10%); Lake City Bank (1.47%); The Guardian Life Insurance Company of America (10.45%); Minnesota Life Insurance Company (7.46%)

Investments
Aegon LIHTC Fund 57, LLC	Delaware	Members: Managing Member - Aegon Community Investments 57, LLC (.01%); non-affiliate of AEGON, Bank of America, N.A. as Investor Member (99.99%)	Investments

As of 6/30/2022	Page 3

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon LIHTC Fund 58, LLC	Delaware

Members: Managing Member - Aegon Community Investments 58, LLC (0.01%); Transamerica Life Insurance Company (12%); non-affiliates of AEGON, Allstate Insurance Company (24%); Ally Bank (17%); CMFG Life Insurance Company (8.05%); Santander Bank, N.A. (22.25%); U.S. Bancorp Community Development Corporation (19.47%); Zions Bancorporation, N.A. (6.35%)

Investments
Aegon LIHTC Fund 60, LLC	Delaware	Non-Member Manager Aegon Community Investments 60, LLC (0%); Member: non-affiliate of Aegon, FNBC Leasing Corporation (100%)	Investments
Aegon LIHTC Fund 61, LLC	Delaware	Non-Member Manager Aegon Community Investments 61, LLC (0%); Members: non-affiliate of Aegon, HSBC Bank, N.A. (100%)\	Investments
Aegon LIHTC Fund 62, LLC	Delaware

Non-Member Manager: Aegon Community Investments 62, LLC (.01%); non-affiliates of AEGON, Ally Bank (10.11%); Allstate (20.48%); Bank of the West (6.57%); Farm Bureau Property & Casualty (6.74%); Minnesota Life Insurance Company (6.74%); Santander Bank, N.A. (5.39%); State Street Bank and Trust Company (34.22%); U.S. Bancorp Community Development Corporation (6.57%); Zions Bancorporation, N.A. (3.17%)

Investments
Aegon LIHTC Fund 63, LLC	Delaware	Non-Member Manager: Aegon Community Investments 63, LLC (0%); non-affiliate of AEGON, FNBC Leasing Corporation (100%)	Investments
Aegon LIHTC Fund 64, LLC	Delaware	Sole Member: Aegon Community Investments 64, LLC	Investments
Aegon LIHTC Fund 65, LLC	Delaware	Members: Aegon Community Investments 65, LLC, Managing Member (.01%) and non-affiliate of AEGON, Bank of America, N.A., Investor Member (99.99%)	Investments
Aegon LIHTC Fund 66, LLC	Delaware	Members: Aegon Community Investments 66, LLC (.01%); non- affiliates of AEGON, Bank of the West (49.995%) and Cedar Rapids Bank & Trust (49.995%)	Investments

As of 6/30/2022	Page 4

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon LIHTC Fund 67, LLC	Delaware	Non-Member Manager: Aegon Community Investments 67, LLC; Member: non-affiliate of AEGON: FNBC Leasing Corp (100%)	Investments
Aegon Loan Opportunitities Partners, LLC	Delaware	Sole Member: AEGON USA Investment Management, LLC	Investments
Aegon Loan Opportunitities Fund I, LP	Delaware	Sole Member: AEGON USA Investment Management, LLC	Investments
AEGON Managed Enhanced Cash, LLC	Delaware	Sole Member: Tramsamerica Life Insurance Company	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% Transamerica Corporation	Holding company
Aegon Multi-Family Equity Fund, LLC	Delaware	Members: Transamerica Life Insurance Company (20%); Transamerica Financial Life Insurance Company (5%); non-affiliate of AEGON: Landmark Real Estate Partners VIII, L.P. (72.1591%)	Investments
Aegon Opportunity Zone Fund Joint Venture 1, LLC	Delaware	Sole Member: Aegon OZF Investments 1, LLC	Investments
Aegon OZF Investments 1, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
Aegon Upstream Energy Fund, LLC	Delaware	Sole Member: AEGON Energy Management, LLC	Investments
AEGON USA Asset Management Holding, LLC	Iowa	Sole Member: AUSA Holding, LLC	Holding company
AEGON USA Investment Management, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
Aegon Workforce Housing Boynton Place REIT, LLC	Delaware	Sole Member: Aegon Worforce Housing Separate Account 1, LLC	Multifamily private equity structure with third- party Investor
Aegon Workforce Housing Fund 2 Holding Company, LLC	Delaware	Sole Member: Aegon Workforce Housing Fund 2, LP	Holding company
Aegon Workforce Housing Fund 2 Holding Company B, LLC	Delaware	Sole Member: Aegon Workforce Housing Fund 2, LLC	Holding company
Aegon Workforce Housing Fund 2 Holding Company C, LLC	Delaware	Sole Member: Aegon Workforce Housing Fund 2 Holding Company, LLC	Holding Company

As of 6/30/2022	Page 5

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon Workforce Housing Fund 2, LP	Delaware	General Partner is AWHF2 General Partner, LLC. Fund Partners: Transamerica Life Insurance Company (80%) and Transamerica Financial Life Insurance Company (20%)	Investments
Aegon Workforce Housing Fund 3 Holding Company, LLC	Delaware	Sole Member: Aegon Workforce Housing Fund 3, LP	Holding company
Aegon Workforce Housing Fund 3,LP	Delaware	General Partner is AWHF3 General Partner, LLC. Fund Partners: Transamerica Life Insurance Company (90%) and Transamerica Financial Life Insurance Company (10%)	Investments
Aegon Workforce Housing JV 4A, LLC	Delaware

Members: Aegon Workforce Housing Fund 2 Holding Company, LLC (44.5%); non-affiliates of AEGON: Strategic Partners Real Estate VII Investments, L.P. (27.75%), Landmark Real Estate Partners VIII, L.P. (26.6988578%), NCL Investments II, L.P. (1.05111422%)

Investments
Aegon Workforce Housing JV 4B, LLC	Delaware

Members: Aegon Workforce Housing Fund 2 Holding Company, LLC (25%); non-affiliates of AEGON: Strategic Partners Real Estate VII Investments, L.P. (37.5%), Landmark Real Estate Partners VIII, L.P. (36.0795375%), NCL Investments II, L.P. (1.4204625%)

Investments
Aegon Workforce Housing JV 4C, LLC	Delaware

Members: Aegon Workforce Housing Fund 2 Holding Company, LLC (10%); non-affiliates of AEGON: Strategic Partners Real Estate VII Investments, L.P. (45%), Landmark Real Estate Partners VIII, L.P. (43.295445%), NCL Investments II, L.P. (1.704555%)

Investments
Aegon Workforce Housing Park at Via Rosa REIT, LLC	Delaware	Sole Member: Aegon Worforce Housing Separate Account 1, LLC	Multifamily private equity structure with third- party Investor
Aegon Workforce Housing Separate Account 1, LLC	Delaware

Members: Transamerica Life Insurance Company (20.08%); Transamerica Financial Life Insurance Company (4.170%); non-affiliates of AEGON: Lake Tahoe IV, L.P. (23.860%); Townsend RE Global Special Solutions, L.P. (10.230%); Townsend Real Estate Alpha Fund III, L.P. (40.910%). Member Manager: AWHSA Manager 1, LLC.

Multifamily private equity structure with third- party Investor
AHDF Manager I, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments

As of 6/30/2022	Page 6

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Eight LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	Sole Member: FGH USA LLC	Real estate
AMFETF Manager, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% Member; Cupples State LIHTC Investors, LLC - 1% Member; TAH Pentagon Funds, LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing

As of 6/30/2022	Page 7

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Sole Member: Garnet LIHTC Fund XXXV, LLC	Affordable housing
APOP III, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
AUIM Credit Opportunities Fund, LLC	Delaware	Members: AEGON USA Invesmtent Management, LLC (98.36%); non- affiliate of AEGON (1.64%)	Investment vehicle
AUSA Holding, LLC	Maryland	Sole Member: 100% Transamerica Corporation	Holding company
AUSA Properties, Inc.	Iowa	100% AEGON USA Realty Advisors, LLC	Own, operate and manage real estate
AWHF2 General Partner, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AWHF2 Subsidiary Holding Company C, LLC	Delaware	Sole Member: Aegon Workforce Housing Fund 2 Holding Company C, LLC	Holding Company
AWHF3 General Partner, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AWHJV4 Manager, LLC	Delaware	Member: AEGON USA Realty Advisors, LLC	Investments
AWHSA Manager 1, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Multifamily private equity structure with third- party Investor
Barfield Ranch Associates, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL- Barfield, LLC (50%)	Investments
Bay State Community Investments II, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments in low income housing tax credit properties
Carle Place Leasehold SPE, LLC	Delaware	Sole Member: Transamerica Financial Life Insurance Company	Lease holder
Commonwealth General Corporation	Delaware	100% Transamerica Corporation	Holding company
Creditor Resources, Inc.	Michigan	100% AUSA Holding, LLC	Credit insurance
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	Sole Member: Garnet LIHTC Fund VIII, LLC	Investments

As of 6/30/2022	Page 8

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services
FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production
FGH Realty Credit LLC	Delaware	Sole Member: FGH USA, LLC	Real estate
FGH USA LLC	Delaware	Sole Member: RCC North America LLC	Real estate
Fifth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Management services
First FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Fourth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
FSBA AAM Strategic Fund I, LP	Delaware	Sole Member: Aegon AM Private Equity Parnters I, LLC	Investments
Garnet Assurance Corporation	Kentucky	100% Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments IV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

As of 6/30/2022	Page 9

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

As of 6/30/2022	Page 10

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XLI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIX, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet ITC Fund XLIII, LLC	Delaware	Members: Garnet Community Investments XLIII, LLC (0%) asset Manager: non-affiliate of AEGON, Solar TC Corp. (100%) Investor Member	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments

As of 6/30/2022	Page 11

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non- AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (99.99%) and Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Members: Managing Member, Garnet Community Investments XII (.01%), Garnet LIHTC Fund XII-A, LLC (79.9%); Garnet LIHTC Fund XII-B (13.30%), Garnet LIHTC Fund XII-C (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (99.99%) and Transamerica Life Insurance Company (.01%).	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Members: Garnet Community Investments XII, LLC (99.99%) and Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Members: Managing Member, Garnet Community Investments .01%; Garnet LIHTC Fund XIII-A (68.10%); Garnet LIHTC Fund XIII-B (31.89%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Managing Member, Garnet Community Investments XIII, LLC (99.99%) and Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Managing Member, Garnet Community Investments XIII, LLC (99.99%) and Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	Members: Garnet Community Investments, LLC (99.99%) and Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Member: Transamerica Life Insurance Company (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

As of 6/30/2022	Page 12

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Special Situations Investing Group II, LLC, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (99.99%); Transamerica Life insurance Company (.01%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware

Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non- affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.73%) and Principal Life Insurance Company (31.49%)

Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non- affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

As of 6/30/2022	Page 13

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXVII, LLC	Delaware

Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Bank and Trust Company (18.1714%)

Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware

Members: Garnet Community Investments XXVIII LLC (0.01%); non- affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)

Investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non- affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments
Garnet LIHTC Fund XXX, LLC	Delaware	Members: Garnet Community Investments XXX, LLC (0.01%); non- affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments
Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non- affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable Housing I, LLC (1%)	Investments
Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments
Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non- affiliate of AEGON, NorLease, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: Garnet Community Investments XXXIV, LLC (99.99%) and Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non- affiliate of AEGON, Microsoft Corporation (99.99%)	Investments

As of 6/30/2022	Page 14

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as Managing Member; JPM Capital Corporation, a non-AEGON affiliate (99%) as Investor Member	Investments
Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); Transamerica Life Insurance Company (99.99%)	Investments
Garnet LIHTC Fund XXXVIII, LLC	Delaware	Members: Garnet Community Investments XXXVIII, LLC, non- Member Manager; non-affiliate of AEGON, Norlease, Inc. (100%)	Investments
Garnet LIHTC Fund XXXIX, LLC	Delaware	Members: Garnet Community Investments XXXIX, LLC a Managing Member (1%); non-AEGON affiliate, FNBC Leasing Corporation as Investor Member (99%)	Investments
Garnet LIHTC Fund XL, LLC	Delaware	Members: Garnet Community Investments XL, LLC (.01%); non- AEGON affiliate, Partner Reinsurance Company of the U.S. (99.99%)	Investments
Garnet LIHTC Fund XLI, LLC	Delaware

Members: Transamerica Life Insurance Company (9.990%) and Garnet Community Investments XLI, LLC (.01% Managing Member); non- AEGON affiliates : BBCN Bank (1.2499%), East West Bank (12.4988%), Opus Bank (12.4988%), Standard Insurance Company (24.9975%), Mutual of Omaha (12.4988%), Pacific Western Bank (7.4993%) and Principal Life Insurance Company (18.7481%).

Investments
Ganet LIHTC Fund XLII, LLC	Delaware	Members: Garnet Community Investments XLII, LLC (.01%) Managing Member; non-affiliates of AEGON: Community Trust Bank (83.33%) Investor Member; Metropolitan Bank (16.66%) Investor Member.	Investments
Garnet LIHTC Fund XLIV-A, LLC	Delaware	Sole Member: ING Capital, LLC; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLIV-B, LLC	Delaware	Sole Member: Lion Capital Delaware, Inc.; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments

As of 6/30/2022	Page 15

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XLVI, LLC	Delaware	Members: Garnet Community Investments XLVI, LLC (0.01%) Managing Member; non-affiliate of AEGON, Standard Life Insurance Company (99.99%) Investor Member	Investments
Garnet LIHTC Fund XLVII, LLC	Delaware

Members: Garnet Community Investments XLVII, LLC (1%) Managing Member; Transamerica Life Insurance Company (14%) Investor Member; non - affiliate of AEGON: Citibank, N.A. (49%) Investor Member; New York Life Insurance Company (20.5%) Investor Member and New York Life Insurance and Annuity Corporation (15.5%) Investor Member

Investments
Garnet LIHTC Fund XLVIII, LLC	Delaware

Members: Transamerica Financial Life Insurance Company (75.18%) and Garnet Community Investments XXXLVIII, LLC (.01%); non - affiliates of AEGON: U.S. Bancorp Community Development Corporation (21.04%), American Republic Insurance Company (2.84%), Bank of Hope (.93%)

Investments
Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Imani Fe, LP	California	Partners: Garnet Community Investments, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Affordable housing
Investors Warranty of America, LLC	Iowa	Sole Member: RCC North America LLC	Leases business equipment
Ironwood Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company
LCS Associates, LLC	Delaware	Sole Member: RCC North America LLC	Investments
Life Investors Alliance LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
LIHTC Fund 53, LLC	Delaware	Non-Member Manager, AEGON Community Investments 53, LLC (0%); non-affiliates of AEGON: Bank of America, National Association (98%); MUFG Union Bank, N.A. (2%)	Investments

As of 6/30/2022	Page 16

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
LIHTC Fund 56, LLC	Delaware	Members: Managing Member - Aegon Community Investments 56, LLC (0%); non-affiliates of AEGON, Bank of America, National Association (90%) and MUFG Union Bank, N.A. (10%)	Investments
LIHTC Fund 59, LLC	Delaware	Members: Non-Member Manager Aegon Community Investments 59, LLC (0%); non-affiliates of AEGON, Bank of America, National Association (99.99%); Dominium Taxable Fund II, LLC (0.01%)	Investments
LIHTC Fund XLV, LLC	Delaware	Non-Member Manager: Garnet Community Investments XLV, LLC (0%)	Investments
LIHTC Fund XLIX, LLC	Delaware	Sole Member: Garnet Community Investments XLIX, LLC	Investments
LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding, LLC	Trust company
Mitigation Manager, LLC	Delaware	Sole Member: RCC North America LLC	Investments
Money Services, Inc.	Delaware	100% AUSA Holding, LLC

Provides certain financial services for affiliates including, but not limited to, certain intellectual property, computer and computer- related software and hardware services, including procurement and contract services to some or all of the Members of the AEGON Group in the United States and Canada.

Monumental Financial Services, Inc.	Maryland	100% Transamerica Corporation	DBA in the State of West Virginia for United Financial Services, Inc.
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding, LLC	Provides management services to unaffiliated third party administrator
Natural Resources Alternatives Portfolio I, LLC	Delaware	Members: Transamerica Life Insurance Company (96%); Transamerica Financial Life Insurance Company (4%); Managing Member: AEGON USA Realty Advisors, LLC	Investment vehicle - to invest in Natural Resources
Natural Resources Alternatives Portfolio II, LLC	Delaware	Members: Transamerica Life Insurance Company (95%); Transamerica Financial Life Insurance Company (5%)	Investment vehicle
Natural Resources Alternatives Portfolio 3, LLC	Delaware	Members: Transamerica Life Insurance Company (90%); Transamerica Financial Life Insurance Company (10%)	Investment vehicle

As of 6/30/2022	Page 17

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Nomagon Title Grandparent, LLC	Delaware	Sole member is AEGON USA Asset Management Holding, LLC; AEGON USA Realty Advisors, LLC is the non - member manager of this entity	Investment vehicle
Nomagon Title Holding 1, LLC	Delaware	Sole member is Nomagon Title Parent, LLC; AEGON USA Realty Advisors, LLC is the non - member manager of this entity	Investment vehicle
Nomagon Title Parent, LLC	Delaware	Sole member is Nomagon Title Grandparent, LLC; AEGON USA Realty Advisors, LLC is the non-member manager of this entity	Investment vehicle
Osceola Mitigation Partners, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL - MITBK, LLC (50%)	Investmetns
Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Transamerica Life Insurance Company	Marketing non-insurance products
Placer 400 Investors, LLC	California	Members: RCC North Amerivca LLC (50%); non-affiliate of AEGON, AKT Placer 400 Investors, LLC (50%)	Investments
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non - affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: RCC North America LLC	Owner of Core subsidiary entities
RCC North America LLC	Delaware	Sole Member: Transamerica Corporation	Real estate
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (92.%); Transamerica Financial Life Insurance Company (7.5%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Member: Transamerica Life Insurance Company. Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (90.6%).	Real estate alternatives investment

As of 6/30/2022	Page 18

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members: Transamerica Life Insurance Company (96%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members: Transamerica Life Insurance Company (96%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
SB Frazer Owner, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Second FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Seventh FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
TA Private Equity Assets, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments (private equity)
TA-APOP I, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Private equity vehicle
TA-APOP I-A, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments (private equity)
TA-APOP II, LLC	Delaware	Members: Transamerica Life Insurance Company (56%); Transamerica Financial Life Insurance Company (44%)	Private equity vehicle
TABR Realty Services, LLC	Delaware	Sole Member: AUSA Holding, LLC	Real estate investments
TAG Resources, LLC	Tennessee	Sole Member: AUSA Holding, LLC	Retirement services
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Sole Member - Garnet LIHTC Fund IX, LLC	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit

As of 6/30/2022	Page 19

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments
THH Acquisitions, LLC	Iowa	Sole Member - Transamerica Life Insurance Company	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, LLC and holder of foreclosed real estate.
TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
TLIC Watertree Reinsurance Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Tradition Land Company, LLC	Iowa	Sole Member: RCC North America LLC	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.
Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding, LLC	Special purpose subsidiary
Transamerica Asset Management, Inc.	Florida	Transamerica Life Insurance Company owns 77%; AUSA Holding, LLC owns 23%.	Fund advisor
Transamerica Capital, Inc.	California	100% AUSA Holding, LLC	Broker/Dealer
Transamerica Casualty Insurance Company	Iowa	100% Transamerica Corporation	Insurance company
Transamerica Corporation	Delaware	100% AEGON International B.V.	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding, LLC; 209 shares owned by Commonwealth General Corporation; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	88% Transamerica Corporation; 12% Transamerica Life Insurance Company	Insurance
Transamerica Fund Services, Inc.	Florida	Transamerica Life Insurance Company owns 44%; AUSA Holding, LLC owns 56%	Mutual fund
Transamerica International Direct Marketing Consultants, LLC	Maryland	Members: 51% Beth Lewellyn; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

As of 6/30/2022	Page 20

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corporation	Reinsurance
Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions, LLC	Broker/Dealer
Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life Insurance Company	Iowa	100% - Commonwealth General Corporation	Insurance
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance
Transamerica Pacific Re, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Transamerica Pyramid Properties LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Realty limited liability company
Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.
Transamerica Retirement Advisors, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Investment advisor
Transamerica Retirement Insurance Agency, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Conduct business as an insurance agency.
Transamerica Retirement Solutions, LLC	Delaware	Sole Member: AUSA Holding, LLC	Retirement plan services.
Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
Transamerica Travel and Conference Services, LLC	Iowa	Sole Member: Money Services, Inc.	Travel and conference services
Transamerica Ventures Fund II, LLC	Delaware	Sole Member: AUSA Holding, LLC	Investments
ULI Funding, LLC	Iowa	Sole Member: AUSA Holding, LLC	Holding Company
United Financial Services, Inc.	Maryland	100% Transamerica Corporation	General agency
Universal Benefits, LLC	Iowa	Sole Member: AUSA Holding, LLC	Third party administrator
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	Sole Member: World Financial Group, Inc.	Marketing
WFG Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

As of 6/30/2022	Page 21

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing
World Financial Group Holding Company of Canada Inc.	Canada	100% Commonwealth General Corporation	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, LLC	Iowa	Sole Member: AUSA Holding, LLC	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non - AEGON affiliate (51%)	Real estate investments
Zahorik Company, Inc.	California	100% AUSA Holding, LLC	Inactive
Zero Beta Fund, LLC	Delaware

Members are: Transamerica Life Insurance Company (69.15%); Transamerica Financial Life Insurance Company (16.58%); Transamerica Pacific Insurance Company, Ltd. (14.27%). Manager: AEGON USA

Investment Management LLC

Aggregating vehicle formed to hold various fund investments.

As of 6/30/2022	Page 22

Item 30.   Indemnification

Any person made a party to any action, suit, or proceeding by reason of the fact that he, his testator or intestate, is or was a director, officer, or employee of the Company or of any Company which he served as such at the request of the Company, shall be indemnified by the Company against the reasonable expenses, including attorney’s fees, actually and necessarily incurred by him in connection with the defense of such action, suit or proceeding, or in connection with appeal therein, except in relation to matters as to which it shall be adjudged in such action, suit or proceeding that such officer, Director, or employee is liable for negligence or misconduct in the performance of his duties. The Company may also reimburse to any Director, officer, or employee the reasonable costs of settlement of any such action, suit, or proceeding, if it shall be found by a majority of a committee composed of the Directors not involved in the matter in controversy (whether or not a quorum) that it was in the interest of the Company that such settlement be made and that such Director, officer or employee was not guilty of negligence or misconduct. The amount to be paid by way of indemnity shall be determined and paid, in each instance, pursuant to action of the Board of Directors, and the stockholders shall be given notice thereof in accordance with applicable provisions of law. Such right of indemnification shall not be deemed exclusive of any other rights to which such Director, officer, or employee may be entitled.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A, Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II, Separate Account VA BB, Separate Account VA CC, Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account and Separate Account VL E. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, TFLIC Pooled Account No. 44, Transamerica Variable Funds, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Brian Beitzel	(2)	Director, Treasurer and Chief Financial Officer

Mark Halloran	(3)	Director, Chairman of the Board, Chief Executive Officer and President

Doug Hellerman	(3)	Director, Chief Compliance Officer and Vice President

Timothy Ackerman	(3)	Director and Vice President

Jennifer Pearce	(3)	Director and Vice President

Gregory E. Miller-Breetz	(1)	Secretary

(1)	100 Light Street, Floor B1, Baltimore, MD 21202
(2)	6400 C Street S.W., Cedar Rapids, IA 52499-0001
(3)	1801 California Street, Suite 5200, Denver, CO 80202

(c) Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$ 0	0	0	0

(1) Fiscal Year 2020

Item 32.  Location of Accounts and Records

Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are primarily maintained by (a) Transamerica Financial Life Insurance Company, in whole or in part, at its principal offices at 440 Mamaroneck Avenue, Harrison, NY 10528, (b) by State Street Bank & Trust Company, in whole or in part, at its principal offices at 200 Clarendon Street, Boston, MA 02116, and (c) by Transamerica Asset Management, Inc., in whole or in part, at its principal offices at 1801 California Street, Suite 5200, Denver, CO 80202

Item 33.  Management Services

Not Applicable

Item 34.  Fee Representation

The Depositor hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Denver and State of Colorado, on January 27, 2023.

TRANSAMERICA VARIABLE FUNDS
(Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
Depositor

Jamie Ohl *
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on January 27, 2023.

Signatures	Title

* Jamie Ohl	President and Chief Executive Officer (principal executive officer)

* Bonnie T. Gerst	Director and Chairman of the Board (principal accounting officer)

* Christopher S. Fleming	Director and Chief Operating Officer, Individual Solutions Division

* Gregory E. Miller-Breetz	Director and Secretary

* Matt Kepler	Chief Financial Officer, Executive Vice President and Treasurer (principal financial officer)

* Zachary Harris	Director, Chief Operating Officer, Workplace Solutions Division

* Wendy E. Cooper	Director

* Anne C. Kronenberg	Director

* June Yuson	Director

/s/ Brian Stallworth Brian Stallworth	Assistant Secretary

*By: Brian Stallworth – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.

.